UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2006

Date of reporting period:	June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Premier VIT

NFJ Dividend Value Portfolio

Semi-Annual Report
June 30, 2006

2006 SEMI-ANNUAL REPORT

Premier VIT—NFJ Dividend Value Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—NFJ Dividend Value Portfolio (the “Portfolio”) for the six months ended June 30, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser or call shareholder services at (800) 700-8258.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT NFJ Dividend Value Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in portfolio size and expenses.

•                  For the six-month period ended June 30, 2006, the Portfolio returned 9.02%, significantly outperforming its benchmark, the Russell 1000 Value Index, which returned 6.56%.

•                  U.S. stocks gained a modest 2.71% during the period as a softening housing market and rising interest rates weighed on consumer spending. Value stocks continued to outperform growth stocks during this time, with the Russell 1000 Value Index gaining 6.56% versus -0.92% for the Russell 1000 Growth Index.

•                  Stock selection within the energy sector was the greatest contributor to Portfolio performance. The Portfolio held several names in this sector that posted strong gains over the period, including Marathon Oil, PetroChina and Occidental Petroleum, which were among the more attractively valued energy stocks.

•                  Technology holdings also boosted returns. Seagate Technology, an information storage and management company, posted strong six-month gains amid significant revenue growth. The company also benefited from an acquisition during the period, which should help it retain a dominant position in the disk drive industry.

•                  Holdings within the industrials sector detracted the most from the performance. In particular, Deluxe Corp, a check-making company, was squeezed by higher paper costs and a lack of pricing power. This position was sold.

Total Returns for the periods ended 6/30/06 (* Average Annual Total Return)

			Inception*
	Six Months	1 year	(7/1/03)
NFJ Dividend Value Portfolio	9.02%	17.39%	18.60%
Russell 1000 Value Index	6.56%	12.10%	15.60%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

Shareholder Expense Example for the period ended 6/30/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,090.20	$5.86
Hypothetical Performance	$1,000.00	$1,019.19	$5.66

Expenses are equal to the Portfolio’s annualized expense ratio of 1.13%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/06

(% of net assets)

Oil & Gas	13.8%
Banking	10.0%
Pharmaceuticals	9.6%
Financial Services	9.4%
Utilities	7.7%
Food-Beverage	7.0%
Insurance	5.9%
Telecommunications	5.8%
Consumer Products	5.5%
Tobacco	4.0%

Premier VIT

NFJ Dividend Value Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2006

(unaudited)

Shares		Value
	COMMON STOCK-95.7%
	Apparel-1.8%
450	V. F. Corp.	$30,564

	Banking-10.0%
700	Bank of America Corp.	33,670
1,800	KeyCorp	64,224
1,500	Washington Mutual, Inc.	68,370
		166,264
	Building / Construction-2.0%
1,100	Masco Corp.	32,604

	Chemicals-3.4%
800	Dow Chemical Co.	31,224
1,100	Lyondell Chemical Co.	24,926
		56,150

	Computer Hardware-1.9%
1,400	Seagate Technology, Inc.	31,696

	Consumer Products-5.5%
500	Kimberly-Clark Corp	30,850
1,700	Mattel, Inc.	28,067
700	Stanley Works	33,054
		91,971

	Financial Services-9.4%
500	Freddie Mac	28,505
750	JPMorgan Chase & Co.	31,500
575	Morgan Stanley	36,346
1,850	Regions Financial Corp.	61,272
		157,623

	Food & Beverage-7.0%
700	Anheuser-Busch Companies, Inc.	31,913
700	Coca-Cola Co.	30,114
1,500	ConAgra Foods, Inc.	33,165
700	SUPERVALU, Inc.	21,490
		116,682

	Household Durables-2.0%
400	Whirlpool Corp.	33,060

	Insurance-5.9%
600	Allstate Corp.	32,838
600	Lincoln National Corp.	33,864
700	The St. Paul Travelers Companies, Inc.	31,206
		97,908

Shares			Value
	COMMON STOCK-(continued)
	Media-1.9%
1,200	CBS Corp., Class B		$32,460

	Oil & Gas-13.8%
600	Anadarko Petroleum Corp.		28,614
550	Chevron Corp.		34,133
500	ConocoPhillips		32,765
800	Marathon Oil Corp.		66,640
350	Occidental Petroleum Corp.		35,892
300	PetroChina Company Ltd. ADR		32,391
			230,435

	Pharmaceuticals-9.6%
550	GlaxoSmithKline PLC ADR		30,690
1,900	Merck & Co., Inc.		69,217
2,600	Pfizer, Inc.		61,022
			160,929

	Printing-1.9%
1,000	R.R. Donnelley & Sons Co.		31,950

	Real Estate-1.9%
900	Duke Realty Corp., REIT		31,635

	Retail-0.2%
100	Limited Brands, Inc.		2,559

	Telecommunications-5.8%
500	ALLTEL Corp.		31,915
1,169	AT&T, Inc.		32,603
950	Verizon Communications, Inc.		31,816
			96,334

	Tobacco-4.0%
400	Altria Group, Inc.		29,372
325	Reynolds American, Inc.		37,473
			66,845

	Utilities-7.7%
750	DTE Energy Co.		30,555
800	KeySpan Corp.		32,320
700	Progress Energy, Inc.		30,009
800	Sempra Energy		36,384
			129,268

	Total Investments (cost-$1,360,251)	95.7%	1,596,937
	Other assets less liabilities	4.3	70,942
	Net Assets	100.0%	$1,667,879

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006

(unaudited)

Assets:
Investments, at value (cost-$1,360,251)	$1,596,937
Cash	76,995
Receivable for investments sold	12,061
Dividends receivable	3,582
Receivable due from Investment Adviser	309
Total Assets	1,689,884

Liabilities:
Payable for investments purchased	10,640
Accrued expenses	11,365
Total Liabilities	22,005

Net Assets	$1,667,879

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$1,270
Paid-in-capital in excess of par	1,329,693
Undistributed net investment income	19,571
Accumulated net realized gain on investments	80,659
Net unrealized appreciation of investments	236,686

Net Assets	$1,667,879

Shares outstanding	126,963

Net asset value, offering price and redemption price per share	$13.14

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006

(unaudited)

	Investment Income:
	Dividends (net of foreign withholding taxes of $63)	$27,508

	Expenses:
	Investment advisory fees	6,463
	Custodian fees	6,319
	Audit and tax services	5,010
	Reports to shareholders	634
	Insurance expense	338
	Trustees’ fees and expenses	181
	Miscellaneous	543
	Total expenses	19,488

Less:	investment advisory fees waived	(6,463)
	expenses reimbursed by Investment Adviser	(3,932)
	custody credits earned on cash balances	(1,015)

	Net expenses	8,078

	Net investment income	19,430

	Realized and Change in Unrealized Gain:
	Net realized gain on investments	80,659
	Net change in unrealized appreciation/depreciation of investments	37,038

	Net realized and change in unrealized gain on investments	117,697

	Net increase in net assets resulting from investment operations	$137,127

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

STATEMENT OF CHANGES IN NET ASSETS

	Six Months
	ended	Year ended
	June 30, 2006	December 31, 2005
	(unaudited)
Investment Operations:
Net investment income	$19,430	$35,774
Net realized gain on investments	80,659	127,061
Net change in unrealized appreciation/depreciation of investments	37,038	4,681
Net increase in net assets resulting from investment operations	137,127	167,516

Dividends and Distributions to Shareholders from:
Net investment income	—	(37,455)
Net realized gain	(30,118)	(140,108)
Total dividends and distributions to shareholders	(30,118)	(177,563)

Share Transactions:
Reinvestment of dividends and distributions	30,118	177,563
Total increase in net assets	137,127	167,516

Net Assets:
Beginning of period	1,530,752	1,363,236
End of period (including undistributed net investment income of $19,571 and $141, respectively)	$1,667,879	$1,530,752

Shares issued in reinvestment of dividends and distributions	2,346	14,439

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended		Year ended December 31,		For the Period July 1, 2003* through
	June 30, 2006		2005	2004	December 31, 2003
	(unaudited)
Net asset value, beginning of period	$12.28		$12.37	$11.68	$10.00

Investment Operations:
Net investment income	0.15		0.32	0.29	0.15
Net realized and change in unrealized gain on investments	0.95		1.16	1.39	1.74
Total from investment operations	1.10		1.48	1.68	1.89

Dividends and Distributions to Shareholders from:
Net investment income	—		(0.33)	(0.30)	(0.15)
Net realized gain	(0.24)		(1.24)	(0.69)	(0.06)
Total dividends and distributions to shareholders	(0.24)		(1.57)	(0.99)	(0.21)

Net asset value, end of period	$13.14		$12.28	$12.37	$11.68

Total Return(1)	9.02%		12.28%	14.65%	18.87%

Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,668		$1,531	$1,363	$1,189
Ratio of expenses to average net assets (2)(3)	1.13	%(4)	1.06%	1.02%	1.20	%(4)
Ratio of net investment income to average net assets (3)	2.41	%(4)	2.51%	2.44%	2.83	%(4)
Portfolio Turnover	19%		35%	41%	27%

*      Commencement of operations.

(1)   Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)   Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(F) in Notes to Financial Statements).

(3)   During the fiscal periods indicated above, the Investment Adviser waived all of its fee and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 2.41% (annualized) and 1.13% (annualized), respectively for the six months ended June 30, 2006; 2.81% and 0.76%, respectively, for the year ended December 31, 2005; 3.01% and 0.45%, respectively, for the year ended December 31, 2004; and 3.49% (annualized) and 0.55% (annualized), respectively, for the period July 1, 2003 (commencement of operations) through December 31, 2003.

(4)   Annualized.

See accompanying Notes to Financial Statements

Premier VIT

NFJ Dividend Value Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2006

(unaudited)

 (1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio (the “Portfolio”), OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and the OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The Portfolio seeks income as a primary objective and a secondary objective of long-term growth of capital by investing at least 80% of its net assets in equity securities. The Portfolio invests a significant portion of its assets in income-producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term securities maturing in sixty days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B) Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

 (D) Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

(E) Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

 (F) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2) Investment Adviser/Sub-Adviser

The Portfolio has entered into an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, NFJ Investment Group (the “Sub-Adviser”) to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

At June 30, 2006, 100.0% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3) Investments in Securities

For the six months ended June 30, 2006, purchases and sales of securities, other than short-term securities, aggregated $308,013 and $334,884, respectively.

(4) Income Tax Information

The cost basis of portfolio securities of $1,360,251 is substantially the same for both financial reporting and federal income tax purposes. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $261,167; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $24,481; net unrealized appreciation for federal income tax purposes is $236,686.

(5) Regulatory and Litigation Matters

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including Allianz Global Investors Distributors LLC and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Allianz Global and/or their Affiliates, they would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Portfolio. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), certain of its Affiliates (the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to be issued against the Affiliates with respect to any of the other matters referenced above, the Affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The Investment Adviser and the Affiliates believe that these matters are not likely to have an adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary & Chief Legal Officer
Youse Guia	Chief Compliance Officer

Investment Adviser

OpCap Advisors LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

NFJ Investment Group

2100 Ross Avenue, Suite 1840

Dallas, TX 75201

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Corp.

P.O. Box 1978

Boston, MA 02105

Transfer Agent

PFPC, Inc.

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP

1675 Broadway

New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Balanced Portfolio

Semi-Annual Report
June 30, 2006

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Balanced Portfolio (the “Portfolio”) for the six months ended June 30, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in portfolio size and expenses.

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Balanced Portfolio

(unaudited)

•        For the six-month period ended June 30, 2006, the Portfolio returned 0.25% versus 1.04% for its benchmark (60% S&P 500 Index / 40% Lehman Brothers Govt/Corp. Intermediate Bond Index).

•        U.S. stocks, as measured by the S&P 500 Index, posted a modest 2.71% gain in the first six months of 2006, as second quarter volatility detracted from first quarter gains. A slowdown in the U.S. housing market weighed on consumer spending, while strong April and May inflation data prompted the Federal Reserve to continue its tightening campaign.

•        Most fixed income sectors lost ground during the first half of 2006, as concern about accelerating inflation and central bank tightening pushed interest rates higher worldwide.

•        Lackluster stock selection and a slight overweight position in the consumer discretionary sector detracted from returns during the period. In particular, Royal Caribbean posted a double-digit loss as profits were squeezed by higher energy prices.

•        Technology stock exposure also hurt results due to an overweighting in the sector. Disappointments included software company MacAfee, which was sold during the period; chip-maker Motorola and storage company EMC. Cyclical technology holdings in general struggled during the period as economic factors contributed to stock volatility.

•        Very strong stock selection within healthcare helped to bolster the Portfolio’s return. Sanofi-Aventis, a European drug maker, performed especially well as the company benefited from FDA approval for a weight management drug, savings from its Aventis acquisition and the settlement of a patent dispute. Pfizer also performed well as investors moved to more defensive areas of the economy, a trend that benefited large-cap pharmaceutical companies in general.

Total Returns for the periods ended 6/30/06 (*Average Annual Total Return)

	Six months	1 year	5 year*	Inception* (10/1/99)
OpCap Balanced Portfolio	0.25%	3.06%	2.88%	4.96%
60% S&P 500 Index/ 40% Merrill Lynch Corporate Bond Master Index	1.04%	4.33%	4.10%	3.76%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

Shareholder Expense Example   for the period ended 6/30/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,002.50	$4.97
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/06
(excluding short-term investments)
(% of net assets)

Financial Services	15.3%
Drugs & Medical Products	12.0%
Insurance	7.7%
Telecommunications	6.7%
Retail	5.7%
Oil & Gas	5.4%
Leisure	4.3%
Education	3.5%
Healthcare	3.2%
Business Services	2.9%

2006 Semi-Annual Report

Premier VIT

OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited)

Shares		Value
	COMMON STOCK — 72.1%
	Business Services — 2.9%
6,700	CDW Corp.	$366,155
10,600	ChoicePoint, Inc. (a)	442,762
		808,917

	Computer Services — 1.7%
43,400	EMC Corp. (a)	476,098

	Drugs & Medical Products — 12.0%
13,000	Biogen Idec, Inc. (a)	602,290
58,800	Pfizer, Inc.	1,380,036
28,900	Sanofi-Aventis ADR	1,407,430
		3,389,756

	Education — 3.5%
19,186	Apollo Group, Inc. (a)	991,341

	Electronics — 1.6%
27,000	Cadence Design Systems, Inc. (a)	463,050

	Financial Services — 9.4%
27,600	Citigroup, Inc.	1,331,424
34,900	Countrywide Financial Corp.	1,328,992
		2,660,416

	Healthcare — 3.2%
20,000	UnitedHealth Group, Inc.	895,600

	Insurance — 7.7%
11,200	Ambac Financial Group, Inc.	908,320
11,700	American International Group, Inc.	690,885
7,000	Hartford Financial Services Group, Inc.	592,200
		2,191,405

	Leisure — 4.3%
31,900	Royal Caribbean Cruises Ltd.	1,220,175

	Manufacturing — 2.3%
8,500	Eaton Corp.	640,900

	Networking — 2.1%
30,600	Cisco Systems, Inc. (a)	597,618

	Oil & Gas — 4.8%
14,800	ConocoPhillips	969,844
8,900	XTO Energy, Inc.	394,003
		1,363,847

	Real Estate — 2.7%
15,200	Centex Corp.	764,560

	Restaurants — 0.6%
3,600	YUM! Brands, Inc.	180,972

	Retail — 4.6%
18,000	Family Dollar Stores, Inc.	439,740
23,700	Federated Department Stores, Inc.	867,420
		1,307,160

	Semi-conductors — 3.1%
95,729	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	878,793

	Telecommunications — 5.6%
60,500	Motorola, Inc.	1,219,075
6,500	NII Holdings, Inc. (a)	366,470
		1,585,545
	Total Common Stock (cost-$19,452,124)	20,416,153

Principal Amount (000)		Credit Rating (Moody’s/S&P)
	CORPORATE BONDS & NOTES — 15.2%
	Aerospace / Defense — 1.1%
$135	General Dynamics Corp., 4.50%, 8/15/10	A2/A	$129,562
180	Raytheon Co., 6.75%, 8/15/07	Baa2/BBB	181,748
			311,310

	Automotive — 0.5%
140	DaimlerChrysler N.A. Holdings Corp., 4.75%, 1/15/08	A3/BBB	137,711

	Banking — 1.5%
160	Wachovia Corp., 4.375%, 6/1/10	Aa3/A+	152,999

Premier VIT

OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	CORPORATE BONDS & NOTES (continued)
	Banking (continued)
$270	World Savings Bank, 4.125%, 3/10/08	Aa3/AA-	$263,283
			416,282

	Chemicals — 0.5%
140	E. I. du Pont De Nemours, 4.125%, 4/30/10	A2/A	132,737

	Consumer Products — 0.5%
165	Procter & Gamble Co., 3.50%, 12/15/08	Aa3/AA-	157,365

	Financial Services — 5.9%
	American Express Credit Corp.,
80	3.00%, 5/16/08	Aa3/A+	76,324
140	5.00%, 12/2/10	Aa3/A+	136,500
160	Ameriprise Financial, Inc., 5.35%, 11/15/10	A3/A-	156,879
150	Bear Stearns Co., Inc., 7.80%, 8/15/07	A1/A	153,360
170	Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	Aaa/AAA	161,843
100	Boeing Capital Corp., 6.50%, 2/15/12	A2/A	103,435
50	CIT Group, Inc., 7.75%, 4/2/12	A2/A	54,202
50	Citigroup, Inc., 6.00%, 2/21/12	Aa1/AA-	50,542
275	Conseco Financing Trust II, 8.976%, 4/1/27	NR/NR	—
130	Duke Capital LLC, 7.50%, 10/1/09	Baa2/BBB	136,529
	General Electric Capital Corp.,
100	4.875%, 10/21/10	Aaa/AAA	97,133
55	6.00%, 6/15/12	Aaa/AAA	55,632
95	Goldman Sachs Group, Inc., 5.70%, 9/1/12	Aa3/A+	94,077
75	HSBC Finance Co., 7.00%, 5/15/12	Aa3/AA-	78,925
170	Merrill Lynch & Co., 3.70%, 4/21/08	Aa3/A+	164,450
150	SLM Corp., 4.50%, 7/26/10, Ser. A	A2/A	143,008
			1,662,839

	Food & Beverage — 1.2%
160	General Mills, Inc., 6.00%, 2/15/12	Baa2/BBB+	160,942
180	Kellogg Co., 2.875%, 6/1/08	Baa1/BBB+	171,015
			331,957

	Metals & Mining — 0.7%
210	Alcoa, Inc., 4.25%, 8/15/07	A2/A-	206,094

	Multi-Media — 0.4%
25	News America Holdings, Inc., 9.25%, 2/1/13	Baa2/BBB	28,946
80	Time Warner, Inc., 7.25%, 9/1/08	Baa2/BBB+	82,286
			111,232

	Oil & Gas — 0.6%
190	ChevronTexaco Corp. 3.50%, 9/17/07	Aa2/AA	185,358

	Retail — 1.1%
165	CVS Corp., 3.875%, 11/1/07	Baa2/BBB+	160,628
150	Safeway, Inc., 4.80%, 7/16/07	Baa2/BBB-	148,290
			308,918

	Telecommunications — 1.1%
170	Motorola, Inc., 4.608%, 11/16/07	Baa2/A-	167,553
	Verizon Global Funding Corp.,
100	7.25%, 12/1/10	A3/A	104,727
50	7.375%, 9/1/12	A3/A	53,148
			325,428

	Waste Disposal — 0.1%
25	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	25,391
	Total Corporates Bonds & Notes (cost-$4,400,235)		4,312,622

	U.S. TREASURY NOTES — 0.4%
110	2.625%, 3/15/09 (cost-$109,424)		103,129

Premier VIT

OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
	Fannie Mae,
$25	6.25%, 2/1/11 (cost-$25,134)	Aaa/AAA	$25,604

	SHORT-TERM INVESTMENTS — 12.3%
	CORPORATE NOTES — 9.9%
	Aerospace / Defense — 0.6%
170	Northrop Grumman Corp., 4.079%, 11/16/06	Baa2/BBB+	169,029

	Banking — 1.2%
175	KeyCorp, 2.75%, 2/27/07, Ser. G	A2/A-	171,242
170	US Bank N.A., 2.85%, 11/15/06	Aa1/AA	168,355
			339,597

	Business Services — 0.7%
40	Cendant Corp., 6.875%, 8/15/06	Baa1/BBB+	40,039
170	FedEx Corp., 2.65%, 4/1/07	Baa2/BBB	165,996
			206,035

	Diversified Manufacturing — 0.2%
60	Tyco International Group S.A., 5.80%, 8/1/06	Baa3/BBB+	60,007

	Financial Services — 3.0%
110	Citigroup, Inc., 5.00%, 3/6/07	Aa1/AA-	109,526
200	Credit Suisse First Boston, Inc., 5.75%, 4/15/07	Aa3/A-	200,018
180	International Lease Finance Corp., 5.625%, 6/1/07	A1/AA-	179,745
160	John Deere Capital Corp., 3.875%, 6/1/10, Ser. D	A3/A-	158,102
190	JPMorgan Chase & Co., 5.25%, 5/30/07	Aa3/A+	189,118
			836,509

	Food & Beverage — 1.3%
200	Kraft Foods, Inc., 4.625%, 11/1/06	A3/BBB+	199,313
180	Tyson Foods, Inc., 7.25%, 10/1/06	Baa3/BBB	180,539
			379,852

	Multi-Media — 0.9%
80	Viacom, Inc., 5.625%, 5/1/07	Baa3/BBB	79,913
165	Walt Disney Co., 5.375%, 6/1/07	A3/A-	164,563
			244,476

	Oil & Gas — 1.0%
170	Marathon Oil Corp., 5.375%, 6/1/07	Baa1/BBB+	169,479
120	Valero Energy Corp., 6.125%, 4/15/07	Baa3/BBB-	120,269
			289,748

	Telecommunications — 0.4%
120	AT&T Wireless Services, Inc., 7.50%, 5/1/07	Baa2/A	121,679

	Utilities — 0.6%
180	Dominion Resources, Inc., 3.66%, 11/15/06, Ser. G	Baa2/BBB	178,651

	Total Corporate Notes (cost-$2,862,886)		2,825,583

Premier VIT

OpCap Balanced Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited) (continued)

Principal Amount (000)			Value
	REPURCHASE AGREEMENT — 2.4%
$673	State Street Bank & Trust Co., dated 6/30/06, 4.90%, due 7/03/06, proceeds: $673,275; collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $690,913 including accrued interest (cost-$673,000)		$673,000
	Total Short-Term Investments (cost-$3,535,886)		3,498,583
	Total Investments (cost-$27,522,803)	100.1%	28,356,091
	Liabilities in excess of other assets	(0.1)	(23,944)
	Net Assets	100.0%	$28,332,147

(a)  Non-income producing.

ADR - American Depository Receipt

See accompanying Notes to Financial Statements

Premier VIT

OpCap Balanced Portfolio

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006

(unaudited)

Assets:
Investments, at value (cost-$27,522,803)	$28,356,091
Cash	397
Dividends and interest receivable	149,007
Receivable for investments sold	146,888
Receivable for shares of beneficial interest sold	51,150
Tax reclaims receivable	1,323
Prepaid expenses	2,870
Total Assets	28,707,726

Liabilities:
Payable for investments purchased	308,155
Investment advisory fee payable	15,620
Accrued expenses	51,804
Total Liabilities	375,579
Net Assets	$28,332,147

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$27,602
Paid-in-capital in excess of par	26,668,846
Undistributed net investment income	227,071
Accumulated net realized gain	575,340
Net unrealized appreciation of investments	833,288
Net Assets	$28,332,147
Shares outstanding	2,760,199
Net asset value, offering price and redemption price per share	$10.26

See accompanying Notes to Financial Statements

Premier VIT

OpCap Balanced Portfolio

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006

(unaudited)

	Investment Income:
	Dividends (net of foreign withholding taxes of $11,134)	$203,831
	Interest	166,831
	Total investment income	370,662
	Operating Expenses:
	Investment advisory fees	114,873
	Custodian fees	22,140
	Reports to shareholders	10,389
	Audit and tax service fees	7,421
	Trustees’ fees and expenses	3,732
	Transfer agent fees	3,258
	Insurance	1,287
	Legal fees	543
	Miscellaneous	752
	Total expenses	164,395
Less:	investment advisory fees waived	(20,752)
	custody credits earned on cash balances	(52)
	Net expenses	143,591
	Net investment income	227,071
	Realized and Change in Unrealized Gain (Loss):
	Net realized gain on investments	718,435
	Net change in unrealized appreciation/depreciation of investments	(866,680)
	Net realized and change in unrealized loss on investments	(148,245)
	Net increase in net assets resulting from investment operations	$78,826

See accompanying Notes to Financial Statements

Premier VIT

OpCap Balanced Portfolio

STATEMENT OF CHANGES IN NET ASSETS

	Six months ended June 30, 2006 (unaudited)	Year ended December 31, 2005
Investment Operations:
Net investment income	$227,071	$243,599
Net realized gain	718,435	829,659
Net change in unrealized appreciation/depreciation of investments	(866,680)	(275,823)
Net increase in net assets resulting from investment operations	78,826	797,435
Dividends and Distributions to Shareholders from:
Net investments income	(239,879)	(88,938)
Net realized gains	(810,758)	(1,389,076)
Total dividends and distributions to shareholders	(1,050,637)	(1,478,014)
Share Transactions:
Net proceeds from the sale of shares	839,868	2,598,298
Reinvestment of dividends and distributions	1,050,637	1,478,014
Cost of shares redeemed	(1,826,517)	(4,276,198)
Net increase (decrease) in net assets from share transactions	63,988	(199,886)
Total decrease in net assets	(907,823)	(880,465)
Net Assets:
Beginning of period	29,239,970	30,120,435
End of period (including undistributed net investment income of $227,071 and $239,879, respectively)	$28,332,147	$29,239,970
Shares Issued and Redeemed:
Issued	80,435	247,902
Issued in reinvestment of dividends and distributions	101,315	141,032
Redeemed	(174,079)	(409,985)
Net increase (decrease)	7,671	(21,051)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Balanced Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2006		Year ended December 31,
	(unaudited)		2005	2004*	2003*	2002*	2001*
Net asset value, beginning of period	$10.62		$10.86	$10.25	$8.02	$9.95	$10.45
Investment Operations:
Net investment income	0.08		0.09	0.04	0.04	0.14	0.20
Net realized and unrealized gain (loss) on investments	(0.05)		0.20	1.03	2.30	(1.96)	0.04
Total from investment operations	0.03		0.29	1.07	2.34	(1.82)	0.24
Dividends and Distributions to Shareholders from:
Net investment income	(0.09)		(0.03)	(0.01)	(0.11)	(0.07)	(0.20)
Net realized gains	(0.30)		(0.50)	(0.45)	—	(0.04)	(0.54)
Total dividends and distributions to shareholders	(0.39)		(0.53)	(0.46)	(0.11)	(0.11)	(0.74)
Net asset value, end of period	$10.26		$10.62	$10.86	$10.25	$8.02	$9.95
Total Return (1)	0.25%		2.74%	10.80%	29.22%	(18.30)%	2.24%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$28,332		$29,240	$30,120	$28,281	$14,136	$10,640
Ratio of expenses to average net assets (2)(3)	1.00	%(4)	1.00%	1.04%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets (2)	1.58	%(4)	0.82%	0.43%	0.97%	2.00%	2.01%
Portfolio Turnover	37%		89%	146%	139%	90%	118%

*                 The financial information for the fiscal periods prior to April 30, 2004 reflects the financial information for the LSA Balanced Fund which was reorganized into OpCap Balanced Fund as of the close of business on April 30, 2004.

(1)         Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)         During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fee and assumed or reimbursed a portion of the Portfolio’s expenses. If such waivers and assumptions/reimbursement had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.14% (annualized) and 1.44% (annualized), respectively, for the six months ended June 30, 2006; 1.31% and 0.51%, respectively, for the year ended December 31, 2005; 1.41% and 0.06%, respectively, for the year ended December 31, 2004; 2.06% and 0.01%, respectively, for the year ended December 31, 2003; 2.53% and 0.57%, respectively, for the year ended December 31, 2002; and 2.95% and 0.17%, respectively, for the year ended December 31, 2001.

(3)         Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (see (1)(G) in Notes to Financial Statements).

(4)         Annualized.

See accompanying Notes to Financial Statements

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited)

(1) Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio (the “Portfolio”), OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio, and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is a majority-owned subsidiary of Allianz AG.

The Portfolio’s objective is to seek growth of capital by investing in equity and debt securities that the Investment Adviser believes are undervalued. Generally, the Portfolio will invest at least 25% of its total assets in equity securities and at least 25% of its total assets in debt securities.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general identifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial investments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price or if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity exceeded 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE was open for business.

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E)  Repurchase Agreements

The Portfolio may enter into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(F)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(G)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser

The Portfolio has entered into an Investment Management Agreement (the “Agreement”) with the Investment Adviser to serve as investment adviser of the Portfolio. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the investment activities of the Portfolio and its business affairs and administrative matters. Pursuant to the Agreement, the Investment Adviser will receive an annual fee, payable monthly at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

(3)  Investments in Securities

For the six months ended June 30, 2006, purchases and sales of securities, other than short-term securities, aggregated $9,817,924 and $9,244,476, respectively.

(4)  Income Tax Information

The cost basis of portfolio securities of $27,522,803 is substantially the same for both financial reporting and federal income tax purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,639,506; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $806,218; net unrealized appreciation for federal income tax purposes is $833,288.

(5)  Regulatory and Litigation Matters

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including Allianz Global Investors Distributors LLC and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Allianz Global and/or their Affiliates, they would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Portfolio. In connection with an inquiry from the Commission

Premier VIT

OpCap Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), certain of its Affiliates (the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to be issued against the Affiliates with respect to any of the other matters referenced above, the Affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Balanced Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 22, 2006 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $967 million as of December 31, 2005, and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

Premier VIT
OpCap Balanced Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited) (continued)

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the Balanced Portfolio had underperformed its Lipper median and average peer group and its benchmark, 60% S&P 500 / 40% Merrill Lynch Corporate Bond Master Index, for the one-year period but had outperformed its peer group and benchmark for the three-year and five-year periods ended December 31, 2005. The Trustees also noted that the Portfolios expense ratio (after taking into account waivers) was above the Lipper median and average for its peer group.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary & Chief Legal Officer
Youse Guia	Chief Compliance Officer

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Equity Portfolio

Semi-Annual Report
June 30, 2006

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Equity Portfolio (the “Portfolio”) for the six months ended June 30, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in portfolio size and expenses.

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Equity Portfolio

(unaudited)

•        For the six-month period ended June 30, 2006, the Portfolio returned 3.19%, outperforming its benchmark, the S&P 500 Index, which returned 2.71%.

•        U.S. stocks delivered modest results during the first six months of 2006, as second quarter volatility detracted from first quarter gains. A slowdown in the U.S. housing market weighed on consumer spending, while strong April and May inflation data prompted the Federal Reserve to continue its tightening campaign.

•        Value stocks continued to outperform growth stocks during this time, with the Russell 1000 Value Index gaining 6.54% versus -0.92% for the Russell 1000 Growth Index. Within value, small-caps outperformed both mid-caps and large-caps.

•        Consumer Discretionary exposure was positive for Portfolio performance as stock selection was very strong. Sears, which was sold, experienced gains as earnings surpassed consensus expectations by a significant margin due to aggressive cost-cutting and a moderation of negative same-store-sales trends. Other standouts included Best Buy and Kohls. Harley Davidson also gained during the period, as strong overseas growth helped lift its stock price from depressed levels.

•        The Portfolio’s holdings within the materials selector also aided results during the period. In particular, NuCor, an aluminum maker, benefited from higher steel prices and industry consolidation trends. Rio Tinto, a metal mining company, which was sold, posted solid gains amid strong global demand for commodities.

•        Exposure to energy was negative due to stock selection within the sector. Coal companies Arch Coal and Peabody Energy both lost ground. In line with their industry, these companies have been hurt by the rising cost of steel, natural gas and diesel fuel, which are needed to mine coal.

Total Returns for the periods ended 6/30/06 (*Average Annual Total Return)

	Six Months	1 year	5 year*	10 year*	Inception* (8/1/88)
OpCap Equity Portfolio	3.19%	8.30%	2.80%	7.53%	11.23%
S&P 500 Index	2.71%	8.63%	2.49%	8.32%	11.73%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

Shareholder Expense Example for the period ended 6/30/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,031.90	$5.09
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.79	$5.06

Expenses are equal to the Portfolio’s annualized expense ratio of 1.01%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/06
(% of net assets)

Financial Services	14.4%
Retail	11.4%
Oil & Gas	10.9%
Drugs & Medical Products	10.3%
Metals & Mining	6.1%
Computers	5.3%
Healthcare & Hospitals	5.2%
Telecommunications	5.0%
Networking	4.6%
Semi-conductors	4.0%

2006 Semi-Annual Report

Premier VIT
OpCap Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited)

Shares		Value
	COMMON STOCK — 99.6%
	Automotive — 1.8%
6,900	Harley-Davidson, Inc.	$378,741
	Banking — 2.2%
9,400	Bank of America Corp.	452,140
	Building/Construction — 3.0%
12,400	Centex Corp.	623,720
	Business Services — 1.0%
5,100	ChoicePoint, Inc. (a)	213,027
	Computers — 5.3%
9,750	Apple Computer, Inc. (a)	556,920
17,000	Hewlett-Packard Co.	538,560
		1,095,480
	Consumer Products — 1.1%
3,900	Colgate-Palmolive Co.	233,610
	Diversified Manufacturing — 3.0%
2,700	Parker Hannifin Corp.	209,520
15,000	Tyco International Ltd.	412,500
		622,020
	Drugs & Medical Products — 10.3%
9,900	Abbott Laboratories	431,739
10,600	Biogen Idec, Inc. (a)	491,098
14,300	Pfizer, Inc.	335,621
9,400	Sanofi-Aventis ADR	457,780
9,400	Wyeth	417,454
		2,133,692
	Electronics — 3.1%
13,900	Cadence Design Systems, Inc. (a)	238,385
13,100	Texas Instruments, Inc.	396,799
		635,184
	Financial Services — 14.4%
5,800	Capital One Financial Corp.	495,610
7,600	Citigroup, Inc.	366,624
17,200	Countrywide Financial Corp.	654,976
12,400	JPMorgan Chase & Co.	520,800
4,600	Merrill Lynch & Co., Inc.	319,976
9,200	Wells Fargo & Co.	617,136
		2,975,122
	Healthcare & Hospitals — 5.2%
18,000	Aetna, Inc.	718,740
4,900	WellPoint, Inc. (a)	356,573
		1,075,313
	Insurance — 4.0%
4,950	Ambac Financial Group, Inc.	401,445
7,050	American International Group, Inc.	416,302
		817,747
	Metals & Mining — 6.1%
10,400	Arch Coal, Inc.	440,648
7,300	NuCor Corp.	396,025
7,600	Peabody Energy Corp.	423,700
		1,260,373
	Networking — 4.6%
35,600	Cisco Systems, Inc. (a)	695,268
22,800	EMC Corp. (a)	250,116
		945,384
	Oil & Gas — 10.9%
14,800	ConocoPhillips	969,844
15,200	Exxon Mobil Corp.	932,520
5,100	Valero Energy Corp.	339,252
		2,241,616
	Publishing — 1.0%
6,100	Dow Jones & Co., Inc.	213,561

	Retail — 11.4%
9,800	Best Buy Co., Inc.	537,432
27,000	Federated Department Stores, Inc.	988,200
14,000	Kohl’s Corp. (a)	827,680
		2,353,312
	Semi-conductors — 4.0%
11,700	Applied Materials, Inc.	190,476
69,215	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	635,397
		825,873
	Telecommunications — 5.0%
12,400	AT&T, Inc.	345,836
9,200	Motorola, Inc.	185,380
25,200	Nokia Corp. ADR	510,552
		1,041,768
	Transportation — 2.2%
4,800	Union Pacific Corp.	446,208
	Total Common Stock (cost-$19,370,594)	20,583,891

Principal Amount (000)
	SHORT-TERM INVESTMENT — 0.7%
	U.S. Government Agency Discount Notes — 0.7%
$141	Federal Home Loan Bank, 4.95%, 7/3/06 (cost-$140,961)		140,961
	Total Investments (cost-$19,511,555)	100.3%	20,724,852
	Liabilities in excess of other assets	(0.3)	(54,861)
	Net Assets	100.0%	$20,669,991

(a) Non-income producing.

ADR- American Depositary Receipt

See accompanying notes to financial statements

Premier VIT
OpCap Equity Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(unaudited)

Assets:
Investments, at value (cost-$19,511,555)	$20,724,852
Cash	1,039
Dividends receivable	43,942
Prepaid expenses	4,046
Total Assets	20,773,879

Liabilities:
Deferred trustees’ retirement plan expense	33,992
Payable for shares of beneficial interest redeemed	21,837
Investment advisory fee payable	10,523
Accrued expenses	37,536
Total Liabilities	103,888
Net Assets	$20,669,991

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$5,567
Paid-in-capital in excess of par	17,324,016
Undistributed net investment income	51,330
Accumulated net realized gain	2,075,781
Net unrealized appreciation of investments	1,213,297
Net Assets	$20,669,991
Shares outstanding	556,668
Net asset value, offering price and redemption price per share	$37.13

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(unaudited)

	Investment Income:
	Dividends (net of foreign withholding taxes of $8,598)	$205,739
	Interest	8,596
	Total investment income	214,335

	Expenses:
	Investment advisory fees	103,538
	Custodian fees.	12,695
	Reports to shareholders	9,050
	Audit and tax services fees	6,053
	Trustees’ fees and expenses	4,268
	Transfer agent fees	3,499
	Insurance expense	1,539
	Legal fees	996
	Miscellaneous	691
	Total expenses	142,329
Less:	investment advisory fees waived	(11,933)
	custody credits earned on cash balances	(990)
	Net expenses	129,406
	Net investment income	84,929

	Realized and Change in Unrealized Gain (Loss):
	Net realized gain on investments	2,126,406
	Net change in unrealized appreciation/depreciation of investments	(1,076,067)
	Net realized and change in unrealized gain on investments	1,050,339
	Net increase in net assets resulting from investment operations	$1,135,268

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Equity Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2006 (unaudited)	Year ended December 31, 2005
Investment Operations:
Net investment income	$84,929	$126,304
Net realized gain on investments.	2,126,406	3,787,174
Net change in unrealized appreciation/depreciation of investments	(1,076,067)	(1,735,811)
Net increase in net assets resulting from investment operations	1,135,268	2,177,667
Dividends and Distributions to Shareholders from:
Net investment income	(127,518)	(161,913)
Net realized gains	(1,653,510)	—
Total dividends and distributions to shareholders	(1,781,028)	(161,913)
Share Transactions:
Net proceeds from the sale of shares	248,450	4,479,302
Reinvestment of dividends and distributions	1,781,028	161,913
Cost of shares redeemed	(9,524,058)	(17,234,670)
Net decrease in net assets from share transactions	(7,494,580)	(12,593,455)
Total decrease in net assets	(8,140,340)	(10,577,701)
Net Assets:
Beginning of period	28,810,331	39,388,032
End of period (including undistributed net investment income of $51,330 and $93,919, respectively)	$20,669,991	$28,810,331
Shares Issued and Redeemed:
Issued	6,554	120,775
Issued in reinvestment of dividends and distributions	48,110	4,417
Redeemed	(248,635)	(468,660)
Net decrease	(193,971)	(343,468)

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2006		Year ended December 31,
	(unaudited)		2005		2004		2003	2002	2001
Net asset value, beginning of period	$38.38		$36.00		$32.46		$25.63	$33.12	$36.09
Investment Operations:
Net investment income	0.14		0.16		0.15		0.31	0.36	0.24
Net realized and change in unrealized gain (loss) on investments	1.08		2.37		3.70		6.89	(7.38)	(2.75)
Total from investment operations	1.22		2.53		3.85		7.20	(7.02)	(2.51)
Dividends and Distributions to Shareholders from:
Net investment income	(0.18)		(0.15)		(0.31)		(0.37)	(0.25)	(0.24)
Net realized gains	(2.29)		—		—		—	(0.22)	(0.22)
Total dividends and distributions to shareholders	(2.47)		(0.15)		(0.31)		(0.37)	(0.47)	(0.46)
Net asset value, end of period	$37.13		$38.38		$36.00		$32.46	$25.63	$33.12
Total Return (1)	3.19%		7.04%		11.93%		28.57%	(21.41)%	(7.02)%

Ratios/Supplemental data:
Net assets, end of period (000’s)	$20,670		$28,810		$39,388		$40,041	$35,915	$78,781
Ratio of expenses to average net assets (2)	1.01	%(3)(4)	1.02	%(3)	1.01	%(3)	1.00%	0.96%	0.93%
Ratio of net investment income to average net assets	0.66	%(3)(4)	0.35	%(3)	0.41	%(3)	1.02%	0.89%	0.68%
Portfolio turnover	37%		92%		144%		7%	21%	22%

(1)         Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)         Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).

(3)         During the fiscal periods indicated above, the Investment Adviser waived a portion of its fee. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.10% (annualized) and 0.57% (annualized), respectively for the six months ended June 30, 2006; 1.05% and 0.32%, respectively for the year ended December 31, 2005; and 1.03% and 0.39%, respectively for the year ended December 31, 2004.

(4)         Annualized.

See accompanying Notes to Financial Statements.

Premier VIT

OpCap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited)

(1) Organization and Significant Accounting Policies

Premier VIT was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio (the “Portfolio”), OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio, and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The Portfolio’s objective is to seek long term capital appreciation through investing at least 80% of its net assets in equity securities of companies that the Investment Adviser believes are undervalued in marketplace.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in sixty days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B) Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(C) Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D) Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

(E) Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(F) Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2006, the Portfolio’s payable in connection with the Plan was $33,992, of which $688 was accrued during the six months ended June 30, 2006.

(G) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Portfolio’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer

Premier VIT
OpCap Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser (continued)

Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

(3)  Investments in Securities

For the six months ended June 30, 2006, purchases and sales of securities, other than short-term securities, aggregated $9,267,027 and $18,568,502 respectively.

(4)  Income Tax Information

The cost basis of portfolio securities of $19,370,594 is substantially the same for both financial reporting and federal income tax purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $1,871,196; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $657,899; net unrealized appreciation for federal income tax purposes is $1,213,297.

(5)  Regulatory and Litigation Matters

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including Allianz Global Investors Distributors LLC and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Allianz Global and/or their Affiliates, they would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Portfolio. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), certain of its Affiliates (the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to be issued against or the Affiliates with respect to any of the other matters referenced above, or the Affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

Premier VIT

OpCap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT

OpCap Equity Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 22, 2006 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $967 million as of December 31, 2005, and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

Premier VIT

OpCap Equity Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited) (continued)

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the Equity Portfolio had outperformed its Lipper median and average peer group and its benchmark, S&P 500, for the one-year, three-year and five-year periods ended December 31, 2005. The Trustees also noted that the Portfolios expense ratio (after taking into account waivers) was slightly above the Lipper median and average for its peer group.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary & Chief Legal Officer
Youse Guia	Chief Compliance Officer

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Global Equity Portfolio

Semi-Annual Report
June 30, 2006

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Global Equity Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Global Equity Portfolio (the “Portfolio”) for the six months ended June 30, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Global Equity Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in portfolio size and expenses.

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Global Equity Portfolio

(unaudited)

•        For the six-month period ended June 30, 2006, the Portfolio generated a 5.85% gain, slightly trailing its benchmark, the MSCI World Index, which returned 6.37%.

•        International stock markets generally outperformed the U.S. market amid a weak dollar environment. The regions that fared the best during the six-month period, were continental Europe, up 14.2%, the UK, up 13.6%, and Asia ex Japan which rose by 9.4%. The US and Japan lagged the broader market with returns of 2.6% and 2.0%, respectively.

•        Financial stocks were generally negative for Portfolio performance. In particular, shares of AIG fell as the company’s credit rating was downgraded.

•        Stock selection in the consumer discretionary sector detracted from Portfolio performance. DR Horton Inc, the largest home builder in the U.S., was purchased during the second quarter after it was already near its 52 week low, based on the news of its strong earnings growth rate. However, with the slowing housing market it continued to fall throughout the year.

•        Another area that adversely affected performance was the weak performing healthcare sector. UnitedHealth has been suffering for the past few months as a result of filing problems with the Securities and Exchange Commission.

•        Materials were an area of strength for the portfolio, resulting from favorable stock selection. Boehler-Uddeholm, a multinational specialty steel producer, performed especially well. Metal-mining company Inco, which was sold during the period, also experienced solid gains amid rising prices for nickel.

Total Returns for the periods ended 6/30/06 (*Average Annual Total Return)

	Six months	1 year	5 year*	10 year*	Inception* (3/1/95)
OpCap Global Equity Portfolio	5.85%	16.16%	5.37%	8.11%	9.49%
MSCI World Index	6.37%	17.50%	6.21%	7.38%	8.61%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

Shareholder Expense Example for the period ended 6/30/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,058.50	$6.48
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,018.50	$6.36

Expenses are equal to the Portfolio’s annualized expense ratio of 1.27%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Countries as of 6/30/06
(% of net assets)

United States	40.0%
Japan	15.6%
France	10.5%
Germany	5.5%
United Kingdom	4.9%
Switzerland	4.2%
Sweden	3.7%
Italy	3.4%
Liberia	1.9%
Austria	1.9%

2006 Semi-Annual Report

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited)

Shares		Value
	COMMON STOCK — 98.7%
	AUSTRIA — 1.9%
	Metals & Mining — 1.9%
4,000	Boehler-Uddeholm AG	$218,262

	BELGIUM — 1.8%
	Banking — 1.8%
6,300	Fortis	214,631

	BERMUDA — 0.7%
	Insurance — 0.7%
1,000	Everest Reinsurance Group Ltd.	86,570

	BRAZIL — 0.8%
	Oil & Gas — 0.8%
1,000	Petroleo Brasileiro S.A.	89,310

	FRANCE — 10.5%
	Aerospace — 1.2%
2,400	Zodiac S.A.	134,540

	Banking — 1.5%
1,760	BNP Paribas S.A.	168,141

	Building / Construction — 1.7%
1,600	Lafarge S.A.	200,363

	Electronics — 0.5%
2,250	Legrand S.A.	63,254

	Insurance — 2.1%
7,700	AXA	248,996

	Metals & Mining — 0.6%
61	Vallourec S.A.	73,350

	Oil & Gas — 1.5%
2,675	Total S.A.	175,561

	Retail — 1.4%
1,300	PPR S.A.	165,483
	Total France	1,229,688

	GERMANY — 5.5%
	Banking — 1.3%
1,300	Deutsche Bank AG	145,961

	Electronics — 1.9%
2,600	Siemens AG	225,645

	Retail — 1.2%
2,800	Adidas AG	133,576

	Utilities — 1.1%
1,600	RWE AG	132,658
	Total Germany	637,840

	ITALY — 3.4%
	Banking — 2.5%
25,600	Banca Intesa SpA	149,228
19,000	UniCredito Italiano SpA	148,461
		297,689

	Multi-Media — 0.9%
8,600	Mediaset SpA	101,228
	Total Italy	398,917

	JAPAN — 15.6%
	Automotive — 1.2%
2,600	Toyota Motor Corp	135,810

	Banking — 4.8%
4,900	Higo Bank Ltd.	36,315
12,800	Joyo Bank Ltd.	77,782
20	Mitsubishi UFJ Financial Group, Inc.	280,200
15,000	Shizuoka Bank Ltd.	161,767
		556,064

	Electronics — 2.4%
2,000	Fanuc Ltd.	179,546
66	NTT DoCoMo, Inc.	96,506
		276,052

	Financial Services — 2.4%
10,400	Nomura Holdings, Inc.	195,206
7	Osaka Securities Exchange Co., Ltd.	82,730
		277,936

	Insurance — 0.6%
17,400	Fuji Fire & Marine Insurance Co.	71,818

	Leisure — 1.0%
3,600	Sega Sammy Holdings, Inc.	133,405

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited) (continued)

Shares		Value
	Machinery — 1.0%
800	SMC Corp.	$113,272

	Metals & Mining — 0.7%
10,000	NSK Ltd.	82,971

	Oil & Gas — 0.8%
11,900	Taiyo Nippon Sanso Corp.	94,352

	Retail — 0.7%
3,700	Aeon Co., Ltd.	81,241
	Total Japan	1,822,921

	LIBERIA — 1.9%
	Leisure — 1.9%
5,900	Royal Caribbean Cruises Ltd.	225,675

	MEXICO — 0.6%
	Building & Construction — 0.6%
11,888	Cemex S.A. de C.V.	68,089

	NETHERLANDS — 0.6%
	Aerospace — 0.6%
2,200	European Aeronautic Defence & Space Co.	63,050

	NEW ZEALAND — 1.6%
	Building & Construction — 1.6%
32,900	Fletcher Building Ltd.	183,488

	SWEDEN — 3.7%
	Banking — 0.8%
3,500	Foreningsbanken AB	91,710

	Manufacturing — 2.9%
13,500	Sandvik AB	156,701
11,700	SKF AB	184,056
		340,757
	Total Sweden	432,467

	SWITZERLAND — 4.2%
	Drugs & Medical Products — 3.3%
2,500	Novartis AG	134,663
1,550	Roche Holding AG	255,289
		389,952

	Financial Services — 0.9%
1,800	Credit Suisse Group	100,237
	Total Switzerland	490,189

	TAIWAN — 1.0%
	Semi-conductors — 1.0%
12,978	Taiwan Semiconductor Manufacturing Co., Ltd.-ADR	119,137

	UNITED KINGDOM — 4.9%
	Oil & Gas — 1.4%
4,900	Royal Dutch Shell PLC	171,112

	Retail — 2.4%
6,800	Next PLC	204,877
11,700	Tesco PLC	72,206
		277,083

	Software — 1.1%
29,500	Sage Group PLC	125,736
	Total United Kingdom	573,931

	UNITED STATES — 40.0%
	Banking — 0.6%
1,400	Wachovia Corp.	75,712

	Building & Construction — 1.4%
6,700	D.R. Horton, Inc.	159,594

	Commercial Services — 0.8%
2,200	ChoicePoint, Inc. (a)	91,894

	Computers — 0.6%
6,600	EMC Corp. (a)	72,402

	Cosmetics — 1.4%
2,700	Colgate-Palmolive Co.	161,730

	Distribution — 0.9%
1,900	CDW Corp.	103,835

	Diversified Manufacturing — 3.4%
2,900	Eaton Corp.	218,660
2,300	Parker Hannifin Corp.	178,480
		397,140

	Drugs & Medical Products — 3.5%
9,800	Pfizer, Inc.	230,006
3,900	Wyeth	173,199
		403,205

Premier VIT
OpCap Global Equity Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited) (continued)

Shares		Value
	Education — 1.4%
3,050	Apollo Group, Inc.(a)	$157,594

	Electronics — 0.7%
4,700	Cadence Design Systems, Inc.(a)	80,605

	Financial Services — 6.8%
4,200	Citigroup, Inc.	202,608
5,700	Countrywide Financial Corp.	217,056
2,200	JPMorgan Chase & Co.	92,400
1,600	MBIA, Inc.	93,680
700	Merrill Lynch & Co., Inc.	48,692
800	Morgan Stanley	50,568
1,400	Wells Fargo & Co.	93,912
		798,916
	Food & Beverage — 1.0%
2,600	Coca-Cola Co.	111,852

	Healthcare — 1.4%
3,700	UnitedHealth Group, Inc.	165,686

	Insurance — 3.5%
1,100	Ambac Financial Group, Inc.	89,210
2,400	American International Group, Inc.	141,720
1,100	Hartford Financial Services Group, Inc.	93,060
3,200	Marsh & McLennan Cos., Inc.	86,048
		410,038

	Networking — 1.2%
7,200	Cisco Systems, Inc. (a)	140,616

	Oil & Gas — 3.1%
2,000	Chevron Corp.	124,120
3,636	ConocoPhillips	238,267
		362,387

	Paper & Paper Products — 0.4%
1,000	Temple-Inland, Inc.	42,870

	Printing/Publishing — 0.5%
1,700	Dow Jones & Co., Inc.	59,517

	Retail — 2.0%
4,200	Federated Department Stores, Inc.	153,720
2,000	TJX Companies, Inc.	45,720
1,200	Tiffany & Co.	39,624
		239,064

	Telecommunications — 3.9%
8,200	AT&T, Inc.	228,698
11,000	Motorola, Inc.	221,650
		450,348

	Transportation — 0.6%
800	Union Pacific Corp.	74,368

	Utilities — 0.9%
1,400	Dominion Resources, Inc.	104,706
	Total United States	4,664,079
	Total Common Stock (cost-$10,776,934)	11,518,244

	RIGHTS — 0.0%
	FRANCE — 0.0%
	Insurance — 0.0%
7,700	AXA (a) (cost-$0)	6,494

Principal Amount (000)

	SHORT-TERM INVESTMENT — 1.9%
	U.S. Government Agency Discount Notes — 1.9%
$223	Federal Home Loan Bank, 4.95%, 7/3/06 (cost-$222,939)		222,939
	Total Investments (cost-$10,999,873)	100.6%	11,747,677
	Liabilities in excess of other assets	(0.6)	(73,259)
	Net Assets	100.0%	$11,674,418

(a)  Non-income producing.

ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(unaudited)

Assets:
Investments, at value (cost-$10,999,873)	$11,747,677
Cash (including foreign currency of $15,739 with a cost of $15,570)	33,856
Receivable for investments sold	102,968
Dividends receivable	18,929
Tax reclaims receivable	7,912
Prepaid expenses	1,341
Total Assets	11,912,683

Liabilities:
Payable for investments purchased	179,919
Deferred trustees’ retirement plan expense	19,114
Unrealized depreciation on forward foreign currency contracts	6,565
Payable for shares of beneficial interest redeemed	5,824
Investment advisory fee payable	1,691
Accrued expenses	25,152
Total Liabilities	238,265
Net Assets	$11,674,418

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$7,362
Paid-in-capital in excess of par	8,664,876
Undistributed net investment income	101,856
Accumulated net realized gain	2,158,807
Net unrealized appreciation of investments and foreign currency transactions	741,517
Net Assets	$11,674,418
Shares outstanding	736,222
Net asset value, offering price and redemption price per share	$15.86

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $23,540)	$221,361
Interest	4,170
Total investment income	225,531

Expenses:
Investment advisory fees	67,168
Custodian fees	33,812
Reports to shareholders	8,275
Audit and tax service fees	6,757
Trustees’ fees and expenses	2,825
Transfer agent fees	2,765
Insurance expense	1,252
Legal fees	543
Miscellaneous	669
Total expenses	124,066
Less: investment advisory fees waived	(17,753)
custody credits earned on cash balances	(1,377)
Net expenses	104,936
Net investment income	120,595

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,207,838
Foreign currency transactions	(33,460)
Net change in unrealized appreciation/depreciation of:
Investments	(857,966)
Foreign currency transactions	(2,772)
Net realized and unrealized gain on investments and foreign currency transactions	1,313,640
Net increase in net assets resulting from investment operations	$1,434,235

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Global Equity Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2006 (unaudited)	Year ended December 31, 2005
Investment Operations:
Net investment income	$120,595	$207,173
Net realized gain on investments and foreign currency transactions	2,174,378	2,941,074
Net change of unrealized appreciation/depreciation of investments and foreign currency transactions	(860,738)	(1,665,055)
Net increase in net assets resulting from investment operations	1,434,235	1,483,192

Dividends and Distributions to Shareholders from:
Net investment income	(164,066)	(92,081)
Net realized gains	(1,918,954)	—
Total dividends and distributions to shareholders	(2,083,020)	(92,081)

Share Transactions:
Net proceeds from the sales of shares	527,625	3,373,936
Reinvestment of dividends and distributions	2,083,020	92,081
Cost of shares redeemed	(9,277,560)	(13,241,753)
Net decrease in net assets from share transactions	(6,666,915)	(9,775,736)
Total decrease in net assets	(7,315,700)	(8,384,625)

Net Assets:
Beginning of period	18,990,118	27,374,743
End of period (includes undistributed net investment income of $101,856 and $145,327, respectively)	$11,674,418	$18,990,118

Shares Issued and Redeemed:
Issued	32,133	216,756
Issued in reinvestment of dividends and distributions	132,507	5,773
Redeemed	(560,203)	(831,139)
Net decrease	(395,563)	(608,610)

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Global Equity Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2006		Year ended December 31,
	(unaudited)		2005		2004	2003		2002	2001
Net asset value, beginning of period	$16.78		$15.73		$14.05	$10.76		$13.09	$15.36
Income (loss) from Investment Operations:
Net investment income	0.16		0.18		0.05	0.09		0.13	0.08
Net realized and change in unrealized gain (loss) on investments and foreign currency transactions	0.81		0.92		1.70	3.28		(2.40)	(2.19)
Total income (loss) from investment operations	0.97		1.10		1.75	3.37		(2.27)	(2.11)
Dividends and Distributions to Shareholders from:
Net investment income	(0.15)		(0.05)		(0.07)	(0.08)		(0.06)	—
Net realized gains	(1.74)		—		—	—		—	(0.16)
Total dividends and distributions to shareholders	(1.89)		(0.05)		(0.07)	(0.08)		(0.06)	(0.16)
Net asset value, end of period	$15.86		$16.78		$15.73	$14.05		$10.76	$13.09
Total Return (1)	5.85%		7.03%		12.53%	31.55%		(17.41)%	(13.82)%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$11,674		$18,990		$27,375	$26,102		$22,355	$31,289
Ratio of expenses to average net assets (2)	1.27	%(3)(4)	1.27	%(3)	1.26%	1.26	%(3)	1.15%	1.20%
Ratio of net investment income to average net assets	1.44	%(3)(4)	0.84	%(3)	0.41%	0.75	%(3)	0.72%	0.59%
Portfolio Turnover	45%		79%		98%	152%		70%	77%

(1)         Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)         Inclusive of expenses offset by earnings credits from custodian bank (See 1 (I) in Notes to Financial Statements).

(3)         During the fiscal periods indicated above, the Investment Adviser waived a portion of its fee. If such waivers had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been 1.48% (annualized) and 1.23% (annualized), respectively, for the six months ended June 30, 2006; 1.31% and 0.80%, respectively, for the year ended December 31, 2005; and 1.27% and 0.73%, respectively, for the year ended December 31, 2003.

(4)         Annualized.

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio (the “Portfolio”), OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The Portfolio’s objective is to seek long term capital appreciation through pursuit of a global investment strategy including equity securities.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in sixty days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Portfolio’s NAV is calculated. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(E)  Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(F)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(G)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(H) Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2006, the Portfolio’s payable in connection with the Plan was $19,114, of which $472 was accrued during the six months ended June 30, 2006.

(I) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser

The Portfolio has an Investment Management Agreement with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% or average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.25% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”) to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

(3)  Investments in Securities

For the six months ended June 30, 2006, purchases and sales of securities, other than short-term securities, aggregated $7,240,835 and $15,860,763, respectively.

(a) Forward foreign currency contracts outstanding at June 30, 2006 were:

	Notional Amount	U.S.$ Value on Origination Date	U.S.$ Value on June 30, 2006	Unrealized Depreciation
Sold:
Euros, settling 9/20/06	€467,485	$594,080	$600,645	$(6,565)

Premier VIT
OpCap Global Equity Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(4)  Income Tax Information

The cost of securities of $10,999,873 is substantially the same for both financial reporting and federal income tax purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,006,214; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $258,410; net unrealized appreciation for federal income tax purposes is $747,804.

(5)  Regulatory and Litigation Matters

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including Allianz Global Investors Distributors LLC and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Allianz Global and/or their Affiliates, would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Portfolio. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), certain of its Affiliates (the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to be issued against the Affiliates with respect to any of the other matters referenced above, the Affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Global Equity Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 22, 2006 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $967 million as of December 31, 2005, and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and

Premier VIT
OpCap Global Equity Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited) (continued)

Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the Global Equity Portfolio had underperformed its Lipper median and average peer group for the one-year, three-year, five-year and ten-year periods ended December 31, 2005. The Trustees also noted that the Portfolio had outperformed its benchmark, Morgan Stanley World Index, for the five-year and ten-year periods ended December 31, 2005. The Trustees also noted that the Portfolios expense ratio (after taking into account waivers) was above the Lipper median and average for its peer group.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary & Chief Legal Officer
Youse Guia	Chief Compliance Officer

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Managed Portfolio

Semi-Annual Report
June 30, 2006

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Managed Portfolio (the “Portfolio”) for the six month period ended June 30, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Advisers have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Advisers will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Advisers may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in portfolio size and expenses.

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Managed Portfolio

(unaudited)

• For the six-month period ended June 30, 2006, the Portfolio returned 1.14% versus 2.71% for its benchmark, the S&P 500 Index.

• U.S. stocks delivered modest results in the first six months of 2006, as second quarter volatility detracted from first quarter gains. A slowdown in the U.S. housing market weighed on consumer spending, while strong April and May inflation data prompted the Federal Reserve to continue its tightening campaign.

• Value stocks continued to outperform growth stocks during this time, with the Russell 1000 Value Index gaining 6.54% versus
-0.92% for the Russell 1000 Growth Index. Within value, small-caps outperformed both mid-caps and large-caps.

• Energy was the Portfolio’s worstperforming sector during the period. Negative stock selection and an underweight position hurt the Portfolio as energy prices continued to move higher.

• Financial holdings also detracted from returns. In particular, Capital One fell over concerns that rising interest rates would affect its consumer lending business, increasing the chance of defaults. AIG was sold on news of lower first quarter profits due to losses in one of its business segments.

• Exposure to the consumer discretionary sector was positive amid strong stock selection. Sears, which was sold, experienced gains as earnings surpassed consensus expectations by a significant margin due to aggressive cost-cutting and a moderation of negative same-store-sales trends. Other standouts included Best Buy and Kohls.

Total Returns for the periods ended 6/30/06 (*Average Annual Total Return)

	Six months	1 year	5 year*	10 year*	Inception* (8/1/88)
OpCap Managed Portfolio	1.14%	4.21%	2.50%	6.81%	12.32%
S&P 500 Index	2.71%	8.63%	2.49%	8.32%	11.73%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

Shareholder Expense Example for the period ended 6/30/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,011.40	$4.69
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.13	$4.71

Expenses are equal to the Portfolio’s annualized expense ratio of 0.94%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries (equity securities) as of 6/30/06 (% of net assets)

Retail	9.8%
Oil & Gas	7.0%
Financial Services	6.9%
Drugs & Medical Products	6.3%
Healthcare & Hospitals	5.0%
Telecommunications	4.1%
Metals & Mining	3.9%
Semi-Conductors	3.6%
Computers	2.9%
Diversified Manufacturing	2.5%

2006 Semi-Annual Report

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited)

Shares			Value
	COMMON STOCK — 65.0%
	Automotive — 1.0%
45,900	Harley-Davidson, Inc.		$2,519,451

	Banking — 1.4%
70,100	Wachovia Corp.		3,791,008

	Building/Construction — 2.1%
108,500	Centex Corp.		5,457,550

	Commercial Services — 1.0%
63,500	ChoicePoint Inc. (a)		2,652,395

	Computers — 2.9%
70,900	Apple Computer, Inc. (a)		4,049,808
116,100	Hewlett-Packard Co.		3,678,048
			7,727,856

	Diversified Manufacturing — 2.5%
22,900	Parker Hannifin Corp.		1,777,040
177,100	Tyco International Ltd.		4,870,250
			6,647,290

	Drugs & Medical Products — 6.3%
94,200	Biogen Idec, Inc. (a)		4,364,286
207,600	Pfizer, Inc.		4,872,372
82,800	Sanofi-Aventis ADR		4,032,360
79,000	Wyeth		3,508,390
			16,777,408

	Financial Services — 6.9%
34,500	Capital One Financial Corp.		2,948,025
127,600	Countrywide Financial Corp.		4,859,008
86,700	JP Morgan Chase & Co.		3,641,400
100,600	Wells Fargo & Co.		6,748,248
			18,196,681

	Healthcare & Hospitals — 5.0%
211,000	Aetna, Inc.		8,425,230
107,200	UnitedHealth Group, Inc.		4,800,416
			13,225,646

	Insurance — 1.3%
43,750	Ambac Financial Group, Inc.		3,548,125

	Metals & Mining — 3.9%
138,000	Arch Coal, Inc.		5,847,060
79,000	Peabody Energy Corp.		4,404,250
			10,251,310

	Networking — 2.2%
291,800	Cisco Systems, Inc. (a)		5,698,854

	Oil & Gas — 7.0%
128,700	ConocoPhillips		8,433,711
119,900	Exxon Mobil Corp.		7,355,865
42,000	Valero Energy Corp.		2,793,840
			18,583,416

	Retail — 9.8%
96,800	Best Buy Co., Inc.		5,308,512
232,200	Federated Department Stores, Inc.		8,498,520
137,900	Kohl’s Corp. (a)		8,152,648
169,500	TJX Companies, Inc.		3,874,770
			25,834,450

	Semi-conductors — 3.6%
671,862	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)		6,167,698
114,700	Texas Instruments, Inc.		3,474,263
			9,641,961

	Software — 1.9%
165,800	Cadence Design Systems, Inc. (a)		2,843,470
201,300	EMC Corp. (a)		2,208,261
			$5,051,731

	Telecommunications — 4.1%
39,600	ALLTEL Corp.		2,527,668
68,800	AT&T, Inc.		1,918,832
77,700	Motorola, Inc.		1,565,655
240,800	Nokia Corp. ADR		4,878,608
			10,890,763

	Transportation — 2.1%
59,800	Union Pacific Corp.		5,559,008
	Total Common Stock (cost-$162,972,065)		172,054,903

Principal Amount (000)		Credit Rating (Moody’s/S&P)
	CORPORATE BONDS & NOTES — 2.7%
	Airlines — 0.8%
	United Air Lines, Inc.,
$1,861	8.03%, 7/1/11 (b)	NR/NR	1,898,026
398	11.56%, 5/25/24 (b)	NR/NR	71,580
			1,969,606

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	CORPORATE BONDS & NOTES (continued)
	Banking — 0.7%
¥200,000	Landwirtsch Rentenbank, 0.65%, 9/30/08	Aaa/AAA	$1,741,234
$100	Resona Bank Ltd., 5.85%, 4/15/16, FRN (e)	Baa1/BBB	93,037
			1,834,271

	Financing — 0.8%
1,000	Ford Motor Credit Corp., FRN,
1,000	6.32%, 9/28/07	Ba2/B+	978,759
50	5.70%, 1/15/10	Ba2/B+	43,797
1,000	HSBC Capital Funding Corp., 9.547%, 6/30/10, FRN (e)	A1/A-	1,120,636
			2,143,192

	Oil & Gas — 0.4%
200	El Paso Energy Group, 8.05%, 10/15/30	B2/B	200,500
100	Pemex Project Funding Trust, 5.75%, 12/15/15	Baa1/BBB	92,100
600	Sonat, Inc., 7.625%, 7/15/11	B2/B	606,000
			898,600

	Telecommunications — 0.0%
50	U.S. West Communications, Inc., 7.50%, 6/15/23	Ba3/BB	46,875
	Total Corporate Bonds & Notes (cost-$6,619,286)		6,892,544

	MORTGAGE-RELATED SECURITIES — 5.3%
254	Bank of America Funding Corp., 4.11%, 5/25/35, FRN	NR/AAA	244,277
92	Countrywide Home Loans, 5.25%, 2/20/36	Aaa/AAA	90,646
40	Financial Asset Securities Corp., 5.422%, 11/26/35, FRN	Aaa/AAA	39,604
	Prime Mortgage Trust, FRN,
27	5.722%, 2/25/19	NR/AAA	27,317
57	5.722%, 2/25/34	NR/AAA	57,377
	Small Business Administration Co. Pass-Thru Certificates,
3,441	4.52%, 2/10/13	NR/NR	3,228,153
1,796	4.625%, 2/1/25	NR/NR	1,665,178
1,587	4.68%, 9/10/14	NR/NR	1,502,489
1,472	4.87%, 12/1/24	NR/NR	1,388,081
3,509	4.90%, 1/1/23	NR/NR	3,350,809
1,623	4.95%, 3/1/25	NR/NR	1,560,405
936	5.11%, 4/1/25	NR/NR	895,697
29	7.45%, 8/1/10	NR/NR	30,682
	Total Mortgage-Related Securities (cost-$15,021,252)		14,080,715

	MUNICIPAL BONDS & NOTES — 0.7%
	California — 0.6%
1,390	Golden State Tobacco Securization Corp., Tobacco Settlement Rev., 6.25%, 6/1/33	Baa3/BBB	1,502,312

	Texas — 0.1%
400	Lower Colorado River Auth. Texas Rev., 5.00%, 5/15/33 (AMBAC)	Aaa/AAA	405,710
	Total Municipal Bonds & Notes (cost-$1,834,261)		1,908,022

Shares
	PREFERRED STOCK (d)(e) — 0.3%
	Banking — 0.3%
68	DG Funding Trust, 7.748% (cost-$716,526)		716,125

Principal Amount (000)
	SOVEREIGN DEBT OBLIGATIONS — 0.6%
$250	Federal Republic of Brazil, 7.875%, 3/7/15	Ba3/BB	261,750
¥36,000	Republic of Italy, 3.80%, 3/27/08	Aa2/AA-	330,981
$900	United Mexican States, 8.375%, 1/14/11	Baa1/BBB	981,000
	Total Sovereign Debt Obligations (cost-$1,502,814)		1,573,731

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited) (continued)

Principal Amount (000)			Value
	U.S. GOVERNMENT AGENCY SECURITIES — 18.1%
	Fannie Mae,
$1,000	4.50%, 8/15/21		$944,690
100	4.682%, 5/25/35		96,831
1,077	4.759%, 5/1/36		1,077,653
4,485	5.00%, 6/1/18		4,329,643
816	5.00%, 1/1/20		787,293
966	5.00%, 9/1/35		903,129
6,000	5.00%, 7/15/36		5,608,128
9	5.249, 11/28/35		8,882
233	5.288%, 9/1/40		234,839
75	5.50%, 6/1/16		73,629
125	5.50%, 1/1/17		122,526
119	5.50%, 3/1/17		116,681
12	5.50%, 2/1/33		11,934
25	5.50%, 2/1/34		24,185
1,599	5.50%, 4/1/34		1,542,713
23	5.50%, 5/1/34		22,392
406	5.50%, 11/1/34		390,626
9,549	5.50%, 2/1/35		9,196,069
2,052	5.50%, 3/1/35		1,972,687
373	5.50%, 6/1/35		358,119
673	5.50%, 9/1/35		647,226
14,400	5.50%, 7/15/36		13,828,493
58	5.707%, 9/1/39		59,259
381	6.00%, 6/1/16		381,432
6	6.00%, 7/1/16		5,598
6	6.00%, 8/1/16		6,223
14	6.00%, 10/1/16		13,978
235	6.00%, 12/1/16		236,214
10	6.00%, 1/1/17		10,208
8	6.00%, 2/1/17		7,947
41	6.00%, 3/1/17		40,754
144	6.00%, 4/1/17		145,248
17	6.00%, 5/1/17		17,244
7	6.00%, 7/1/17		6,997
119	6.00%, 11/1/17		119,616
40	6.00%, 9/1/32		39,334
1,000	6.00%, 8/15/36		983,164
	Freddie Mac,
917	4.50%, 10/15/22		904,066
73	4.951%, 2/25/45		71,977
211	5.00%, 11/1/18		203,394
73	5.648%, 11/15/30		41,364
41	5.79%, 7/1/30		5,179
122	6.00%, 3/1/16		122,496
125	6.00%, 8/15/32		120,728
125	6.00%, 9/15/32		120,141
	Government National Mortgage Association,
750	4.375%, 5/20/30		751,954
141	4.50%, 7/20/30		141,080
314	4.75%, 2/20/32		311,390
96	5.125%, 10/20/29		96,518
33	5.77%, 9/20/30		33,598
680	6.00%, 6/20/34		673,889
16	6.00%, 11/20/28		15,689
5	6.00%, 11/20/31		4,829
	Total U.S. Government Agency Securities (cost-$49,244,043)		47,989,876

		Credit Rating (Moody’s/S&P)
	SHORT-TERM INVESTMENTS — 14.9%
	Commercial Paper — 0.6%
1,700	First Boston Corp. 4.58%, 7/3/06 (cost-$1,700,000)		1,700,000

	Corporate Notes — 4.8%
	Automotive — 0.3%
700	DaimlerChrysler Holdings Co., 5.10%, 11/17/06, FRN	A3/BBB	700,260

	Banking — 0.8%
1,000	Unicredito Italiano NY, 5.217%, 9/8/06, FRN	A1/A+	999,558
1,000	Wells Fargo & Co., 5.00%, 3/23/07, FRN	Aa1/AA-	1,000,699
			2,000,257

	Financing — 2.9%
1,000	American Express Credit, 5.289%, 12/15/06, FRN	Aa3/A+	1,000,453
	American General Finance Corp., FRN,
1,000	5.33%, 11/15/06	A1/A+	1,000,351
100	5.58%, 4/5/07	A1/A+	100,087
1,000	Bear Stearns Co., Inc., 5.228%, 1/16/07, FRN	A1/A	1,000,827
1,000	Caterpillar Financial Services Corp., 5.284%, 2/26/07, FRN	A2/A	1,000,873
1,000	CIT Group, Inc., 5.203%, 8/18/06, FRN	A2/A	999,653
1,000	Citigroup Global Markets, Inc., 5.411%, 3/16/07, FRN	Aa1/AA-	1,000,563

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	SHORT-TERM INVESTMENTS (continued)
	Financing (continued)
$600	Ford Motor Credit Co., 6.374%, 3/21/07, FRN	Ba2/B+	$597,853
1,000	John Deere Capital Corp., 5.288%, 8/24/06, FRN	A3/A-	999,790
			7,700,450

	Special Purpose Entity — 0.4%
1,000	Pricoa Global Funding, 5.373%, 11/24/06, FRN (e)	Aa3/AA-	1,000,236

	Telecommunications — 0.1%
300	SBC Communications, 4.214%, 6/5/07 (e)	A2/NR	295,863

	Transportation — 0.3%
773	CSX Corp., 5.43%, 8/3/06, FRN	Baa2/BBB	772,964

	Total Corporate Notes (cost-$12,472,680)		12,470,030

	Sovereign Bonds — 6.3%
€1,000	Belgium Treasury Bills, zero coupon, 10/12/06	NR/NR	1,267,746
	Bundesrepublik Deutschland, zero coupon,
€3,320	10/18/06	NR/NR	4,207,040
€200	11/15/06	NR/NR	252,797
	Federal Republic of France, zero coupon,
€340	9/28/06	NR/NR	431,515
€600	10/12/06	NR/NR	760,577
€2,770	11/23/06	NR/NR	3,498,941
€500	12/21/06	NR/NR	629,980
€720	Federal Republic of Germany, zero coupon, 7/12/06	NR/NR	919,455
€3,400	Kingdom of the Netherlands, zero coupon, 7/31/06	NR/NR	4,335,769
£175	United Kingdom Treasury Notes, 7.75%, 9/8/06	NR/NR	325,149
	Total Sovereign Bonds (cost-$16,445,808)		16,628,969

	U.S. Government Agency Securities — 1.6%
500	Fannie Mae, 5.311%, 9/22/06		499,921
3,713	Federal Home Loan Bank, 4.95%, 7/3/06		3,711,979
	Total U.S. Government Agency Securities (cost-$4,211,903)		4,211,900

	U.S. Treasury Bill (c) — 0.2%
640	4.795%, 9/14/06 (cost-$633,593)		633,593

	Repurchase Agreements — 1.4%
1,060	Agreement with State Street, dated 6/30/06, 4.90%, due 7/3/06, proceeds $1,060,433; collateralized by $1,085,000, Federal Home Loan Bank, 4.875%, 5/15/07, valued at $1,085,340 including accrued interest		1,060,000
2,700	Agreement with Lehman Brothers, dated 6/30/06, 4.50%, due 7/3/06, proceeds $2,701,013; collateralized by $2,130,000 Treasury Inflation Bond, 3.375%, 1/15/07, valued at $2,756,872 including accrued interest		2,700,000
	Total Repurchase Agreements (cost-$3,760,000)		3,760,000
	Total Short-Term Investments (cost-$39,223,984)		39,404,492

Contracts/ Notional Amount
	OPTIONS PURCHASED (a) — 0.0%
	Call Options — 0.0%
	Eurodollar 3 month LIBOR,
2,000,000	Strike rate 4.50%, expires 10/4/06		—
4,000,000	Strike rate 4.50%, expires 10/18/06		4
	Swap Option 3 month LIBOR,
2,000,000	Strike rate 4.75%, expires 8/8/06		—
			4
	Put Options — 0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
36	Strike price $91.00, expires 6/18/07		225
54	Strike price $91.25, expires 6/18/07		338
32	Strike price $91.75, expires 12/18/06		200
77	Strike price $92.00, expires 12/18/06		481
192	Strike price $92.00, expires 3/19/07		1,200
114	Strike price $92.25, expires 12/18/06		712
10	Strike price $92.25, expires 3/19/07		62
54	Strike price $94.00, expires 9/18/06		338
			3,556
	Total Options Purchased (cost-$41,341)		3,560
	Total Investments before options written (cost-$277,175,572)—107.5%		284,623,969

Premier VIT
OpCap Managed Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited) (continued)

Contracts/ Notional Amount			Value
	OPTIONS WRITTEN (a) — (0.0)%
	Call Options — (0.0)%
	Eurodollar Futures, Chicago Mercantile Exchange,
4	Strike price $95.50, expires 9/18/06		$(25)
	Eurodollar 3 month LIBOR,
1,000,000	Strike rate 4.54%, expires 10/4/06		(1)
2,000,000	Strike rate 4.56%, expires 10/18/06		(10)
	Swap Option 3 month LIBOR,
1,000,000	Strike rate 4.78%, expires 8/8/06		—
	U.S. Treasury Notes 10 yr. Futures,
6	Strike Price $106, expires 8/25/06		(1,594)
50	Strike Price $108, expires 8/25/06		(1,563)
			(3,193)

	Put Options — (0.0)%
	Eurodollar Futures, Chicago Mercantile Exchange,
9	Strike price $95.00, expires 9/18/06		(13,049)
11	Strike price $95.00, expires 12/18/06		(16,638)
5	Strike price $95.25, expires 3/19/07		(10,281)
	U.S. Treasury Notes 10 yr. Futures,
56	Strike price $103, expires 8/25/06		(7,875)
			(47,843)
	Total Options Written (premiums received-$78,663)		(51,036)
	Total Investments net of options written (cost-$277,096,909)—	107.6%	284,572,933

	Liabilities in excess of other assets	(7.6)	(20,133,315)

	Net Assets	100.0%	$264,439,618

(a)	Non-income producing.
(b)	Issuer in default.
(c)	All or partial amount segregated as collateral for future contracts.
(d)	Illiquid security.
(e)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

£ - British Pounds

e - Euros

¥ - Japanese Yen

ADR - American Depositary Receipt.

AMBAC - insured by American Municipal Bond Assurance Corp

FRN - Floating Rate Note- The interest rate disclosed reflects the rate in effect on June 30, 2006.

NR - Not Rated

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Managed Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(unaudited)

Assets:
Investments, at value (cost-$277,175,572)	$284,623,969
Cash (including foreign currency of $536,272 with a cost of $534,292)	536,955
Premium for swaps purchased	14,262,449
Receivable for investments sold	2,665,088
Interest and dividends receivable	1,236,576
Unrealized appreciation on swaps	40,508
Tax reclaims receivable	7,970
Receivable for shares of beneficial interest sold	3,830
Receivable for variation margin on future contracts	226
Prepaid expenses	21,116
Total Assets	303,398,687

Liabilities:
Payable for investments purchased	23,434,070
Premium for swaps sold	14,338,351
Deferred trustees’ retirement plan expense	359,743
Unrealized depreciation on forward foreign currency contracts	236,654
Payable for shares of beneficial interest redeemed	188,511
Investment advisory fee payable	173,562
Unrealized depreciation on swaps	68,086
Options written, at value (premiums received-$78,663)	51,036
Payable for variation margin on future contracts	5,437
Accrued expenses	103,619
Total Liabilities	38,959,069
Net Assets	$264,439,618

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$69,113
Paid-in-capital in excess of par	242,421,748
Undistributed net investment income	2,632,822
Accumulated net realized gain	13,190,085
Net unrealized appreciation of investments, options written, swaps, futures contracts and foreign currency transactions	6,125,850
Net Assets	$264,439,618
Shares outstanding	6,911,311
Net asset value, offering price and redemption price per share	$38.26

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Managed Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(unaudited)

Investment Income:
Interest	$2,890,868
Dividends (net of foreign withholding taxes of $78,904)	1,555,904
Total investment income	4,446,772

Expenses:
Investment advisory fees	1,221,810
Custodian fees	55,195
Reports to shareholders	38,977
Trustees’ fees and expenses	37,626
Audit and tax services fees	26,703
Transfer agent fees	22,361
Miscellaneous	11,666
Legal fees	8,970
Insurance expense	6,223
Total expenses	1,429,531
Less: custody credits earned on cash balances	(4,108)
Net expenses	1,425,423
Net investment income	3,021,349

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,181,048
Options written	160,759
Swaps	(49,542)
Futures contracts	(43,054)
Foreign currency transactions	102,993
Net change in unrealized appreciation/depreciation of:
Investments	(9,888,153)
Options written	(14,551)
Swaps	(28,948)
Futures contracts	(1,109,280)
Foreign currency transactions	(139,154)
Net realized and change in unrealized gain on investments, options written, swaps, futures contracts and foreign currency transactions	2,172,118
Net increase in net assets resulting from investment operations	$5,193,467

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Managed Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2006 (unaudited)	Year ended December 31, 2005
Investment Operations:
Net investment income	$3,021,349	$4,949,554
Net realized gain on investments, options written, swaps, futures contracts and foreign currency transactions	13,352,204	35,332,661
Net change in unrealized appreciation/depreciation of investments, options written, swaps, futures and foreign currency transactions	(11,180,086)	(22,433,768)
Net increase in net assets resulting from investment operations	5,193,467	17,848,447
Dividends and Distributions to Shareholders from:
Net investment income	(5,563,686)	(4,337,332)
Net realized gains	(34,393,361)	(11,722,520)
Total dividends and distributions to shareholders	(39,957,047)	(16,059,852)
Share Transactions:
Net proceeds from the sale of shares	1,208,762	6,112,149
Reinvestment of dividends and distributions	39,957,047	16,059,852
Cost of shares redeemed	(71,623,357)	(75,353,559)
Net decrease in net assets from share transactions	(30,457,548)	(53,181,558)
Total decrease in net assets	(65,221,128)	(51,392,963)
Net Assets:
Beginning of period	329,660,746	381,053,709
End of period (including undistributed net investment income of $2,632,822 and $5,175,159, respectively)	$264,439,618	$329,660,746
Shares Issued and Redeemed:
Issued	30,201	146,121
Issued in reinvestment of dividends and distributions	1,032,482	383,839
Redeemed	(1,803,396)	(1,796,526)
Net decrease	(740,713)	(1,266,566)

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Managed Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2006		Year ended December 31,
	(unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$43.08		$42.73	$39.13	$32.77	$40.15	$43.20
Investment Operations:
Net investment income	0.45		0.65	0.48	0.56	0.64	0.68
Net realized and change in unrealized gain (loss) on investments, options, written, swaps, futures contracts and foreign currency transactions	0.10		1.55	3.70	6.42	(7.32)	(2.76)
Total from investment operations	0.55		2.20	4.18	6.98	(6.68)	(2.08)
Dividends and Distributions to Shareholders from:
Net investment income	(0.75)		(0.50)	(0.58)	(0.62)	(0.70)	(0.97)
Net realized gains	(4.62)		(1.35)	—	—	—	—
Total dividends and distributions to shareholders	(5.37)		(1.85)	(0.58)	(0.62)	(0.70)	(0.97)
Net asset value, end of period	$38.26		$43.08	$42.73	$39.13	$32.77	$40.15
Total Return (1)	1.14%		5.28%	10.77%	21.75%	(16.88)%	(4.91)%

Ratio/Supplemental data:
Net assets, end of period (000’s)	$264,440		$329,661	$381,054	$413,796	$392,705	$572,321
Ratio of expenses to average net assets (2)	0.94	%(3)	0.91%	0.92%	0.93%	0.88%	0.88%
Ratio of net investment income to average net assets	1.98	%(3)	1.41%	1.09%	1.49%	1.57%	1.47%
Portfolio Turnover	87%		171%	111%	215%	159%	162%

(1)         Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)         Inclusive of expenses offset by earnings credits from custodian bank (See (1)(N) in Notes to Financial Statements).

(3)         Annualized.

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio (the ‘‘Portfolio’’), OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio, and OpCap Small Cap Portfolio. OpCap Advisors LLC (the ‘‘Investment Adviser’’) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The Portfolio’s objective is to seek growth of capital over time through a portfolio consisting of common stocks, bonds and cash equivalents.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of a security, are fair-valued, as determined in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. Portfolio securities and other financial instruments, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C) Federal Income Taxes

It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Accordingly, no federal income tax provision is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These ‘‘book-tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(E)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments, options written, swaps, futures contracts and other assets and liabilities denominated in foreign currency. Net realized currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(F)  Option Transactions

The Portfolio may purchase and write (sell) put and call options for hedging and/or risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(F)  Option Transactions (continued)

When an option is written, the premium received is recorded as a liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the security. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in the Portfolio purchasing a security or currency at a price different from the current market value.

(G)  Forward Foreign Currency Contracts

The Portfolio enters into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities.

(H)  Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities, equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Portfolio agrees to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(I)  Inflation-Indexed Bonds

The Portfolio may purchase inflation indexed bonds. Inflation-indexed bonds are fixed income securities whose principal is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statement of Operations, even though investors do not receive principal until maturity.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(J)  Interest Rate/Credit Default Swaps

The Portfolio may enter into interest rate and credit default swap contracts (“swaps”) for investment purposes and/or to manage its interest rate and credit risk.

As a seller in a credit default swap contract, the Portfolio would be required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Portfolio would receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Portfolio would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Portfolio with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Portfolio are included as part of net realized gain (loss) and/or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap sold by the Portfolio, payment of the agreed upon amount made by the Portfolio in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Portfolio, the agreed upon amount received by the Portfolio in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Portfolio.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amount recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(K)  When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(L)  Repurchase Agreements

The Portfolio enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolio require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

(M)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(N)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(O)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan. The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2006, the Portfolio’s payable in connection with the Plan was $359,743, of which $8,094 was accrued during the six months ended June 30, 2006.

(2)  Investment Adviser/Sub-Adviser

The investment advisory fee is accrued daily and payable monthly to the Investment Adviser, and is computed as a percentage of the Portfolio’s average daily net assets at the annual rate of 0.80% on the first $400 million of average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis.

The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s equity investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services. In addition, pursuant to an agreement between the Investment Adviser and Pacific Investment Management Co. LLC (the ‘‘Fixed Income Sub-Adviser’’), an affiliate of the Investment Adviser, the Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Fixed Income Sub-Adviser for that portion of the Portfolio’s investments that it provides investment advisory services.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(3)  Investments in Securities

For the six months ended June 30, 2006, purchases and sales of securities, other than short-term and government securities, aggregated $256,383,737 and $136,842,201, respectively. For the six months ended June 30, 2006, purchases and sales of government securities, aggregated $6,525,563 and 216,611,253, respectively.

(a) Transactions in options written for the six months ended June 30, 2006:

	Contracts/ Notional Amount	Premiums
Options outstanding, December 31, 2005	6,000,236	$209,653
Options written	1,000,215	54,737
Options terminated in closing purchase transactions	(2,000,147)	(135,265)
Options expired	(1,000,163)	(50,462)
Options outstanding, June 30, 2006	4,000,141	$78,663

(b) Forward foreign currency contracts outstanding at June 30, 2006:

	Notional Amount (000)	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2006	Unrealized Depreciation
Purchased:
Euros, settling 7/31/06	€5,706	$ 7,337,488	$ 7,307,684	$ (29,804)

Sold:
Euros, settling 7/31/06	€9,748	12,405,961	12,484,281	(78,320)
Euros, settling 8/31/06	€1,078	1,361,040	1,383,282	(22,242)
Euros, settling 9/29/06	€6,290	7,980,048	8,086,336	(106,288)
				$ (236,654)

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(3)  Investments in Securities (continued)

(c) Interest rate swap agreements outstanding at June 30, 2006:

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments Made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation (Depreciation)
Bank of America		$200	12/20/36	3 Month USD LIBOR	5.00%	$ (1,686)
Barclay’s Bank	GBP	1,500	6/15/07	6 Month GBP LIBOR	5.00%	(12,905)
Barclay’s Bank		$1,700	12/20/08	3 Month USD LIBOR	5.00%	(1,805)
BNP Paribus	EUR	600	10/15/10	French Consumer	2.09%	(1,616)
				Price Index (excluding tobacco)
Goldman Sachs		$900	12/20/11	3 Month USD LIBOR	5.00%	(2,439)
Lehman Brothers		$1,600	12/20/11	3 Month USD LIBOR	5.00%	(14,018)
Lehman Brothers		$500	12/15/35	3 Month USD LIBOR	5.00%	(13,285)
Lehman Brothers	GBP	800	9/20/09	6 Month GBP LIBOR	4.50%	(19,303)
Merrill Lynch	GBP	200	12/15/35	4.00%	6 Month GBP LIBOR	6,338
Morgan Stanley	EUR	2,700	12/15/11	4.00%	6 Month EUR LIBOR	20,483
						$(40,236)

GBP - Great Britain Pound

LIBOR - London Interbank Offered Rate

(d) Credit default swap contracts outstanding at June 30, 2006:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Unrealized Appreciation (Depreciation)
Goldman Sachs
Dow Jones CDX	$200	12/20/10	(0.85)%	$(139)
GMAC	500	12/20/06	5.40%	7,752

Morgan Stanley
Republic of Turkey	300	9/20/10	(2.25)%	5,898
Russian Federation	100	6/20/07	0.46%	37

Wachovia Securities
Dow Jones CDX	200	12/20/10	(0.85)%	(890)
				$12,658

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(3)  Investments in Securities (continued)

(e) Futures contracts outstanding at June 30, 2006:

Type	Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Eurodollar Future September 2006	$ 9,750	6/18/06	$ (59,100)
Eurodollar Future December 2006	57,500	12/18/06	(392,588)
Eurodollar Future March 2007	22,000	3/19/07	(176,200)
Eurodollar Future June 2007	30,250	6/18/07	(201,512)
Eurodollar Future September 2007	29,500	9/17/07	(187,888)
Eurodollar Future December 2007	16,000	12/17/07	(65,737)
Eurodollar Future March 2008	8,500	3/17/08	(24,388)
Federal Republic of Germany 5 Year Bond September 2006	200	9/7/06	(2,709)
U.S. Treasury 5 Year Note	500	9/29/06	(2,375)

Short: LIBOR Futures December 2006	(500)	12/20/06	(2,218)
U.S. Treasury Bond Future	(5,000)	9/20/06	10,547
U.S. Treasury 10 Year Note	(4,200)	9/20/06	19,031
			$(1,085,137)

LIBOR - London Interbank Offered Rate

(4)  Income Tax Information

The cost basis of portfolio securities of $277,175,572 is substantially the same for both financial reporting and federal income tax purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $15,706,174; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $8,257,777; net unrealized appreciation for federal income tax purposes is $7,448,397.

(5)  Regulatory and Litigation Matters

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including Allianz Global Investors Distributors LLC and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Portfolio.

Premier VIT
OpCap Managed Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Allianz Global and/or their Affiliates, they would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Portfolio. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), certain of its Affiliates (the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to be issued against the Affiliates with respect to any of the other matters referenced above, the Affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Managed Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 22, 2006 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $967 million as of December 31, 2005, and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

Premier VIT
OpCap Managed Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited) (continued)

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the Managed Portfolio had outperformed its Lipper median and average peer group for the one-year and three-year periods but had underperformed its peer group for the five-year period ended December 31, 2005. The Trustees also noted that the Portfolio had outperformed its benchmark, S&P 500, for the one-year and five-year periods but underperformed its benchmark for the three-year and ten-year periods ended December 31, 2005. The Trustees also noted that the Portfolios expense ratio was above the Lipper median and average for its peer group.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary & Chief Legal Officer
Youse Guia	Chief Compliance Officer

Investment Adviser
OpCap Advisors LLC 1345 Avenue of the Americas New York, NY 10105

Sub-Advisers
Oppenheimer Capital LLC 1345 Avenue of the Americas New York, NY 10105
Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660

Distributor
Allianz Global Investors Distributors LLC 2187 Atlantic Street Stamford, CT 06902

Custodian
State Street Corp. P.O. Box 1978 Boston, MA 02105

Transfer Agent
PFPC, Inc P.O. Box 43027 Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel
Mayer, Brown, Rowe & Maw LLP 1675 Broadway New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Mid Cap Portfolio

Semi-Annual Report
June 30, 2006

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Mid Cap Portfolio (the “Portfolio”) for the six months ended June 30, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel
President & Chief Executive Officer

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in portfolio size and expenses.

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Mid Cap Portfolio

(unaudited)

•       For the six-month period ended June 30, 2006, the Portfolio returned 4.71%, performing in line with its benchmark, the Wilshire Mid Cap 750 Universe, which returned 4.78%.

•       U.S. stocks, as measured by the S&P 500 Index, posted a modest 2.71% gain in the first six months of 2006, as second quarter volatility detracted from first quarter gains. A slowdown in the U.S. housing market weighed on consumer spending, while strong April and May inflation data prompted the Federal Reserve to continue its tightening campaign.

•       Value stocks generally outperformed growth stocks in this environment, with smaller capitalization issues generally providing the strongest results.

•       Energy holdings hurt performance during the period due to stock selection. Shares of International Coal Group fell as the coal industry struggled with the rising cost of steel, natural gas and diesel fuel, which are needed for mining, as well as rising safety costs. The stock was sold during the period.

•       Within industrials, disappointments included Actuant, a tools and supplies manufacturer, which declined after management’s guidance fell short of expectations, mostly due to the negative impact of higher raw materials costs.

•       Stock selection in healthcare was positive for performance. Laboratory Corporation of America, a provider of diagnostic technologies, advanced on solid revenue growth driven by both higher volumes and pricing increases.

Total Returns for the periods ended 6/30/06 (*Average Annual Total Return)

	Six months	1 year	5 year*	Inception* (2/9/98)
OpCap Mid Cap Portfolio	4.71%	17.72%	13.15%	13.38%
Wilshire Mid Cap 750 Universe	4.78%	12.91%	9.29%	8.92%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assume reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

Shareholder Expense Example for the period ended 6/30/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,047.10	$5.08
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.84	$5.01

Expenses are equal to the Portfolio’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/06
(% of net assets)

Machinery/Engineering	8.5%
Electronics	8.3%
Banking	6.6%
Insurance	6.2%
Drugs & Medical Products	5.9%
Metals & Mining	5.5%
Transportation	4.8%
Business Services	4.1%
Advertising	4.0%
Oil & Gas	3.9%

2006 Semi-Annual Report

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited)

Shares		Value
	COMMON STOCK — 93.0%
	Advertising — 4.0%
13,300	Lamar Advertising Co. (a)	$716,338
16,600	WPP Group PLC ADR	1,000,814
		1,717,152

	Aerospace/Defense — 1.9%
8,800	DRS Technologies, Inc.	429,000
9,907	Goodrich Corp.	399,153
		828,153

	Airlines — 1.1%
14,987	Continental Airlines, Inc. (a)	446,613

	Banking — 6.6%
6,700	M&T Bank Corp.	790,064
12,300	Prosperity Bancshares, Inc.	404,547
12,231	Signature Bank (a)	396,040
17,921	TCF Financial Corp.	474,011
9,600	Zions Bancorp.	748,224
		2,812,886

	Business Services — 4.1%
10,594	ChoicePoint, Inc. (a)	442,511
11,000	Dun & Bradstreet Corp. (a)	766,480
15,500	MoneyGram International, Inc.	526,225
		1,735,216

	Commercial Services — 2.8%
13,828	CDW Corp.	755,700
11,009	Weight Watchers International, Inc.	450,158
		1,205,858

	Computer Services — 2.3%
9,406	CACI International, Inc. (a)	548,652
13,762	ManTech International Corp. (a)	424,695
		973,347

	Consumer Products — 1.1%
9,900	Sherwin-Williams Co.	470,052

	Drugs & Medical Products — 5.9%
5,000	Barr Pharmaceuticals, Inc. (a)	238,450
7,600	Beckman Coulter, Inc.	422,180
10,963	Invitrogen Corp. (a)	724,325
23,690	Omnicare, Inc.	1,123,380
		2,508,335

	Electronics — 8.3%
26,500	Amphenol Corp.	1,482,940
19,000	Arrow Electronics, Inc. (a)	611,800
12,900	Gentex Corp.	180,600
23,600	Jabil Circuit, Inc. (a)	604,160
8,637	L-3 Communications Holdings, Inc.	651,403
		3,530,903

	Energy — 2.2%
28,500	Canadian Oil Sands Trust, UNIT	917,552

	Financial Services — 3.3%
12,197	CIT Group, Inc.	637,781
11,500	MGIC Investment Corp.	747,500
		1,385,281

	Healthcare & Hospitals — 2.8%
10,600	DaVita, Inc. (a)	526,820
10,400	Laboratory Corp. of America Holdings (a)	647,192
		1,174,012

	Insurance — 6.2%
6,194	Ambac Financial Group, Inc.	502,333
30,328	Conseco, Inc. (a)	700,577
17,661	Platinum Underwriters Holdings Ltd.	494,155
10,568	Reinsurance Group of America, Inc.	519,417
8,451	StanCorp Financial Group, Inc.	430,240
		2,646,722

	Internet Software & Services — 1.2%
44,900	Digitas, Inc. (a)	521,738

	Machinery/Engineering — 8.5%
24,600	AMETEK, Inc.	1,165,548
29,200	Gardner Denver, Inc. (a)	1,124,200
8,300	National-Oilwell Varco, Inc. (a)	525,556
22,943	Zebra Technologies Corp. (a)	783,733
		3,599,037

	Manufacturing — 2.8%
11,516	Actuant Corp.	575,224
8,000	Eaton Corp.	603,200
		1,178,424

Premier VIT
OpCap Mid Cap Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Measuring Instruments — 1.8%
21,600	Thermo Electron Corp. (a)	$782,784

	Medical Research — 0.7%
16,102	PDL BioPharma, Inc. (a)	296,438

	Metals & Mining — 5.5%
14,597	Arch Coal, Inc.	618,475
12,700	Inco Ltd.	836,930
9,400	IPSCO, Inc.	899,486
		2,354,891

	Networking — 1.0%
8,899	Anixter International, Inc.	422,347

	Oil & Gas — 3.9%
8,900	FMC Technologies, Inc. (a)	600,394
12,506	Nabors Industries Ltd. (a)	422,578
22,700	Range Resources Corp.	617,213
		1,640,185

	Retail — 2.6%
25,200	Claire’s Stores, Inc.	642,852
16,569	Ross Stores, Inc.	464,760
		1,107,612

	Semi-conductors — 3.1%
18,397	KLA-Tencor Corp.	764,763
55,691	Mattson Technology, Inc. (a)	544,101
		1,308,864

	Transportation — 4.8%
10,900	Canadian National Railway Co.	476,875
24,400	Pacer International, Inc.	794,952
29,641	UTI Worldwide, Inc.	747,842
		2,019,669

	Trucks & Trailers — 2.6%
23,200	Oshkosh Truck Corp.	1,102,464

	Utilities — 1.9%
15,156	DPL, Inc.	406,181
10,600	SCANA Corp.	408,948
		815,129
	Total Common Stock (cost-$40,348,956)	39,501,664

Principal Amount (000)			Value
	SHORT-TERM INVESTMENT — 6.7%
	U.S. Government Agency Discount Notes— 6.7%
$2,833	Federal Home Loan Bank, 4.95%, 7/3/06 (cost-$2,832,221)		2,832,221
	Total Investments (cost-$43,181,177)	99.7%	42,333,885
	Other assets less liabilities	0.3	120,965
	Net Assets	100.0%	$42,454,850

(a)  Non-income producing.

ADR - American Depositary Receipt

UNIT - More than one class of securities traded together.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(unaudited)

Assets:
Investments, at value (cost-$43,181,177)	$42,333,885
Cash	801
Receivable for investments sold	1,229,570
Receivable for shares of beneficial interest sold	98,193
Dividends receivable	24,340
Total Assets	43,686,789

Liabilities:
Payable for investments purchased	1,153,407
Investment advisory fee payable	28,992
Payable for shares of beneficial interest redeemed	15,990
Deferred trustees’ retirement plan expense	5,753
Accrued expenses	27,797
Total Liabilities	1,231,939
Net Assets	$42,454,850

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$29,420
Paid-in-capital in excess of par	42,048,626
Undistributed net investment income	36,918
Accumulated net realized gain	1,187,188
Net unrealized depreciation of investments and foreign currency transactions	(847,302)
Net Assets	$42,454,850
Shares outstanding	2,942,017
Net asset value, offering price and redemption price per share	$14.43

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,726)	$92,478
Interest	49,070
Total investment income	141,548
Expenses:
Investment advisory fees	80,163
Custodian fees	8,359
Audit and tax services	5,648
Reports to shareholders	4,125
Transfer agent fees	2,188
Trustees’ fees and expenses	1,584
Insurance expense	745
Legal fees	181
Miscellaneous	442
Total expenses	103,435
Less: investment advisory fees waived	(3,309)
custody credits earned on cash balances	(1,119)
Net expenses	99,007
Net investment income	42,541
Realized and Change in Unrealized Gain (Loss):
Net realized gain on:
Investments	1,210,974
Foreign currency transactions	8
Net change in unrealized appreciation/depreciation of :
Investments	(3,014,808)
Foreign currency transactions	(7)
Net realized and change in unrealized loss on investments and foreign currency transactions	(1,803,833)
Net decrease in net assets resulting from investment operations	$(1,761,292)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2006 (unaudited)	Year ended December 31, 2005
Investment Operations:
Net investment income (loss)	$42,541	$(30,370)
Net realized gain on investments and foreign currency transactions	1,210,982	1,404,887
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(3,014,815)	81,298
Net increase (decrease) in net assets resulting from investment operations	(1,761,292)	1,455,815
Distributions to Shareholders from Net Realized Gains	(1,380,785)	(409,320)
Share Transactions:
Net proceeds from the sale of shares	38,704,827	459,000
Reinvestment of distributions	1,380,785	409,320
Cost of shares redeemed	(4,437,619)	(1,827,373)
Net increase (decrease) in net assets from share transactions	35,647,993	(959,053)
Total increase in net assets	32,505,916	87,442
Net Assets:
Beginning of period	9,948,934	9,861,492
End of period (including undistributed (dividends in excess of) net investment income of $36,918 and $(5,623), respectively)	$42,454,850	$9,948,934
Shares Issued and Redeemed:
Issued	2,529,385	31,715
Issued in reinvestment of distributions	94,769	28,785
Redeemed	(306,626)	(126,075)
Net increase (decrease)	2,317,528	(65,575)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2006		Year ended December 31,
	(unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$15.93		$14.29	$14.27	$12.13	$13.46	$13.02
Investment Operations:
Net investment income (loss)	0.02		(0.05)	(0.07)	0.00 *	0.00 *	0.00 *
Net realized and change in unrealized gain (loss) on investments and foreign currency transactions	0.75		2.29	2.78	3.84	(0.96)	0.85
Total from investment operations	0.77		2.24	2.71	3.84	(0.96)	0.85
Dividends and Distributions to Shareholders from:
Net investment income	—		—	(0.02)	—	—	(0.02)
Net realized gains	(2.27)		(0.60)	(2.67)	(1.70)	(0.37)	(0.36)
Return of capital	—		—	—	—	—	(0.03)
Total dividends and distributions to shareholders	(2.27)		(0.60)	(2.69)	(1.70)	(0.37)	(0.41)
Net asset value, end of period	$14.43		$15.93	$14.29	$14.27	$12.13	$13.46
Total Return (1)	4.71%		16.18%	19.34%	32.42%	(7.07)%	6.63%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$42,455	$9,949	$9,861	$11,635	$10,427	$16,479
Ratio of expenses to average net assets (2)(3)	1.00	%(4)	1.07%	1.03%	1.02%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets (3)	0.42	%(4)	(0.32)%	(0.47)%	0.03%	0.00%**	0.06%
Portfolio Turnover	52%		66%	60%	81%	93%	85%

*                 Less than $0.005 per share

**          Less than 0.005%

(1)          Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)          Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(H) in Notes to Financial Statements).

(3)          During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been 1.03% (annualized) and 0.39% (annualized), respectively for the six months ended June 30, 2006; 1.54% and (0.79)% respectively for the year ended December 31, 2005; 1.30% and (0.74)%, respectively for the year ended December 31, 2004; 1.26% and (0.22)%, respectively for the year ended December 31, 2003, 1.17% and (0.17)%, respectively for the year ended December 31, 2002; 1.15% and (0.08)% respectively for the year ended December 31, 2001.

(4)          Annualized.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio (the “Portfolio”), OpCap Renaissance Portfolio and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The Portfolio’s objective is to seek long-term capital appreciation by investing at least 80% in equity securities of companies with market capitalization between $500 million and $8 billion at the time of purchase which the Investment Adviser believes are under valued in the market place.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in sixty days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Foreign Currency Translations

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized depreciation of investments and other assets and liabilities denominated in foreign currency. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

(E)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as a tax return of capital.

(F)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(G)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2006, the Portfolio’s payable in connection with the Plan was $5,753, of which $237 was accrued during the six months ended June 30, 2006.

(H)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

At June 30, 2006, 77.4% of the outstanding shares of the Portfolio were owned by an affiliate of the Investment Adviser. Investment activity by such affiliate could have a material impact on the Portfolio.

(3)  Investments in Securities

For the six months ended June 30, 2006, purchases and sales of securities, other than short-term securities, aggregated $41,200,313 and $9,705,506, respectively.

The cost basis of portfolio securities of $43,181,177 is substantially the same for both financial reporting and federal income tax purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $943,180; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,790,472; net unrealized depreciation for federal income tax purposes is $847,292.

(5)  Regulatory and Litigation Matters

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including Allianz Global Investors Distributors LLC and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related

Premier VIT
OpCap Mid Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Allianz Global and/or their Affiliates, they would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Portfolio. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), certain of its Affiliates (the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to be issued against the Affiliates with respect to any of the other matters referenced above, the Affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Mid Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 22, 2006 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $967 million as of December 31, 2005, and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

Premier VIT
OpCap Mid Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited) (continued)

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the Mid Cap Portfolio had outperformed its Lipper median and average peer group for the one-year, three-year and five-year periods ended December 31, 2005. The Trustees also noted that the Portfolio had outperformed its benchmark, Wilshire Mid Cap 750 Universe, for the one-year and five-year periods but had underperformed its benchmark for the three-year period ended December 31, 2005. The Trustees also noted that the Portfolios expense ration (after taking into account waivers) was slightly above the Lipper median and average for its peer group.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers
Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary & Chief Legal Officer
Youse Guia	Chief Compliance Officer

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Renaissance Portfolio

Semi-Annual Report
June 30, 2006

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Renaissance Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Renaissance Portfolio (the “Portfolio”) for the six months ended June 30, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Renaissance Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in portfolio size and expenses.

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Renaissance Portfolio

(unaudited)

•                  For the six-month period ended June 30, 2006, the Portfolio returned 0.73%, underperforming its benchmark, the Russell Mid Cap Value Index, which returned 7.02%.

•                  U.S. stocks, as measured by the S&P 500 Index, posted a modest 2.71% gain during the first six months of 2006, as second quarter volatility detracted from first quarter gains. A slowdown in the U.S. housing market weighed on consumer spending, while strong April and May inflation data prompted the Federal Reserve to continue its tightening campaign.

•                  Value stocks generally outperformed growth stocks in this environment, with smaller capitalization issues generally providing the strongest results.

•                  During the reporting period, the Portfolio’s performance was hurt by stock selection in the financial sector, particularly in the insurance industry. Among the stocks that detracted from performance was Platinum Underwriters Holdings, a reinsurance company, which was hurt in part by a decline in revenue growth and increased regulatory scrutiny.

•                  An overweighting of the consumer discretionary sector also detracted from performance, a factor that was compounded by negative results from several holdings in this category. For example, Lennar, a home building company, fell sharply in recent months because of what we believe to be excessive fears about the homebuilding outlook. Marsh and McLennan, which experienced problems at its Putnam Investments unit that seemed deeper and potentially more lasting than originally expected, was sold during the period.

•                  Exposure to utilities was positive for returns, due both to an underweighting of the sector and to favorable stock selection.

Total Returns for the periods ended 6/30/06 (*Average Annual Total Return)

	Six months	1 year	Inception* (7/10/02)
OpCap Renaissance Portfolio	0.73%	6.42%	11.55%
Russell Mid-Cap Value Index	7.02%	14.25%	19.44%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

Shareholder Expense Example for the period ended 6/30/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,007.30	$5.13
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,019.69	$5.16

Expenses are equal to the Portfolio’s annualized expense ratio of 1.03%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/06
(% of net assets)

Financial Services	13.2%
Banking	9.5%
Drugs & Medical Products	8.6%
Insurance	7.6%
Utilities	5.5%
Oil & Gas	5.3%
Advertising	5.1%
Telecommunications	5.1%
Retail	4.8%
Electronics	4.5%

2006 Semi-Annual Report

Premier VIT
OpCap Renaissance Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited)

Shares		Value
	COMMON STOCK — 92.0%
	Advertising — 2.1%
12,400	Lamar Advertising Co. (a)	$667,864

	Airlines — 3.0%
7,200	Continental Airlines, Inc. (a)	214,560
8,000	DRS Technologies, Inc.	390,000
8,000	Goodrich Corp.	322,320
		926,880

	Banking — 9.5%
3,100	M&T Bank Corp.	365,552
15,000	National City Corp.	542,850
9,000	Wachovia Corp.	486,720
8,200	Wells Fargo & Co.	550,056
13,100	Zions Bancorp.	1,021,014
		2,966,192

	Commercial Services — 0.9%
7,000	ChoicePoint, Inc. (a)	292,390

	Computer Services — 1.6%
8,500	CACI International, Inc. (a)	495,805

	Containers & Packing — 0.7%
19,100	Smurfit-Stone Container Corp. (a)	208,954

	Diversified Manufacturing — 0.7%
2,800	Parker Hannifin Corp.	217,280

	Drugs & Medical Products — 6.8%
3,400	Barr Pharmaceuticals, Inc. (a)	162,146
5,500	Beckman Coulter, Inc.	305,525
25,800	Input/Output, Inc. (a)	243,810
10,600	Omnicare, Inc.	502,652
11,100	PDL BioPharma, Inc. (a)	204,351
21,000	Pfizer, Inc.	492,870
2,800	WellPoint, Inc. (a)	203,756
		2,115,110

	Electronics — 4.5%
5,100	AMETEK, Inc.	241,638
4,900	Amphenol Corp.	274,204
3,000	Anixter International, Inc. (a)	142,380
41,000	Gentex Corp.	574,000
6,600	Jabil Circuit, Inc.	168,960
		1,401,182

	Financial Services — 13.2%
21,300	CIT Group, Inc..	1,113,777
9,300	Citigroup, Inc.	448,632
23,500	Countrywide Financial Corp.	894,880
14,600	JPMorgan Chase & Co.	613,200
4,000	MBIA, Inc.	234,200
7,000	MGIC Investment Corp.	455,000
7,000	StanCorp Financial Group, Inc.	356,370
		4,116,059

	Health & Hospitals — 1.6%
8,100	Laboratory Corp. of America Holdings (a)	504,063

	Insurance — 7.6%
4,400	Ambac Financial Group, Inc.	356,840
25,800	Conseco, Inc. (a)	595,980
5,700	PartnerRe Ltd.	365,085
14,800	Platinum Underwriters Holdings Ltd.	414,104
13,000	Reinsurance Group of America, Inc.	638,950
		2,370,959

	Leisure — 2.8%
22,400	Royal Caribbean Cruises Ltd.	856,800

	Machinery — 2.4%
21,600	Zebra Technologies Corp. (a)	737,856

	Manufacturing — 1.6%
7,600	Invitrogen Corp. (a)	502,132

	Measuring Instruments — 1.9%
16,000	Thermo Electron Corp. (a)	579,840

	Oil & Gas — 5.3%
3,100	ConocoPhillips	203,143
14,300	National-Oilwell Varco, Inc. (a)	905,476
8,900	Range Resources Corp.	241,991
7,100	XTO Energy, Inc.	314,317
		1,664,927

	Retail — 4.8%
19,500	Claire’s Stores, Inc.	497,445
10,000	Family Dollar Stores, Inc.	244,300
12,000	K-Swiss, Inc.	320,400
19,400	TJX Co, Inc.	443,484
		1,505,629

Premier VIT
OpCap Renaissance Portfolio
SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Real-Estate — 2.4%
6,900	Centex Corp.	$347,070
9,200	Lenner Corp.	408,204
		755,274

	Semi-conductors — 2.1%
10,400	KLA-Tencor Corp.	432,328
23,072	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	211,799
		644,127

	Software — 0.4%
4,000	ManTech International Corp. (a)	123,440

	Technology — 1.3%
7,200	CDW Corp.	393,480

	Telecommunications — 5.1%
21,000	AT&T, Inc.	585,690
9,300	L-3 Communications Holdings, Inc.	701,406
15,000	Motorola, Inc.	302,250
		1,589,346

	Transportation — 2.2%
2,900	Union Pacific Corp.	269,584
16,800	UTI Worldwide, Inc.	423,864
		693,448

	Trucking — 2.0%
13,400	Oshkosh Truck Corp.	636,768

	Utilities — 5.5%
7,000	Dominion Resources, Inc.	523,530
9,000	DPL, Inc.	241,200
24,000	Duke Energy Corp.	704,880
6,000	SCANA Corp.	231,480
		1,701,090
	Total Common Stock (cost-$28,173,343)	28,666,895

	FOREIGN COMMON STOCK — 5.8%
	Canada — 1.0%
	Energy — 1.0%
9,900	Canadian Oil Sands Trust, UNIT	319,641

	France — 1.8%
	Drugs & Medical Products — 1.8%
5,800	Sanofi-Aventis (a)	564,566

	United Kingdom — 3.0%
	Advertising — 3.0%
77,800	WPP Group PLC ADR	940,220
	Total Foreign Common Stock (cost-$1,582,613)	1,824,427

Principal Amount (000)
	SHORT-TERM INVESTMENT — 2.1%
	Repurchase Agreement — 2.1%
$656	State Street Bank & Trust Co., dated 6/30/06, 4.90%, due 7/03/06, proceeds: $656,268; collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $670,011 including accrued interest (cost-$656,000)		656,000
	Total Investments (cost-$30,411,956)	99.9%	31,147,322
	Other assets less liabilities	0.1	43,397
	Net Assets	100.0%	$31,190,719

(a)  Non-income producing.

ADR - American Depositary Receipt

UNIT - More than one class of securities traded together.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(unaudited)

Assets:
Investments, at value (cost-$30,411,956)	$31,147,322
Cash	765
Receivable for shares of beneficial interest sold	97,678
Receivable for investments sold	42,712
Dividends and interest receivable	28,476
Prepaid expenses	937
Total Assets	31,317,890

Liabilities:
Payable for shares of beneficial interest redeemed	38,993
Payable for investments purchased	25,268
Investment advisory fee payable	19,509
Deferred trustees’ retirement plan expense	4,114
Accrued expenses	39,287
Total Liabilities	127,171
Net Assets	$31,190,719

Composition of Net Assets:
Beneficial interest shares of $0.01 par value (unlimited number authorized)	$22,413
Paid-in-capital in excess of par	29,097,194
Undistributed net investment income	117,734
Accumulated net realized gain	1,218,127
Net unrealized appreciation of investments and foreign currency transactions	735,251
Net Assets	$31,190,719
Shares outstanding	2,241,261
Net asset value, offering price and redemption price per share	$13.92

See accompanying Notes to Financial Statements

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(unaudited)

	Investment Income:
	Dividends (net of foreign withholding taxes of $4,468)	$264,959
	Interest	22,128
	Total investment income	287,087
	Expenses:
	Investment advisory fees	132,764
	Custodian fees	19,204
	Reports to shareholders	8,868
	Audit and tax services fees	6,516
	Trustees’ fees and expenses	4,344
	Transfer agent fees	3,676
	Insurance expense	1,538
	Legal fees	905
	Miscellaneous	1,412
	Total expenses	179,227
Less:	investment advisory fees waived	(7,731)
	custody credits earned on cash balances	(5,844)
	Net expenses	165,652
	Net investment income	121,435
	Realized and Change in Unrealized Gain (Loss):
	Net realized gain (loss) on:
	Investments	1,596,881
	Foreign currency transactions	(710)
	Net change in unrealized appreciation/depreciation of:
	Investments	(1,374,166)
	Foreign currency transactions	(111)
	Net realized and change in unrealized gain on investments and foreign currency transactions	221,894
	Net increase in net assets resulting from investment operations	$343,329

See accompanying Notes to Financial Statements

Premier VIT
OpCap Renaissance Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six months ended June 30, 2006 (unaudited)	Year ended December 31, 2005
Investment Operations:
Net investment income	$121,435	$75,340
Net realized gain (loss) on investments and foreign currency transactions	1,596,171	(346,116)
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(1,374,277)	(1,682,862)
Net increase (decrease) in net assets resulting from investment operations	343,329	(1,953,638)
Dividends and Distributions to Shareholders from:
Net investments income	(77,189)	—
Net realized gains	—	(1,930,777)
Total dividends and distributions to shareholders	(77,189)	(1,930,777)
Share Transactions:
Net proceeds from the sale of shares	3,114,194	13,636,662
Reinvestment of dividends and distributions	77,189	1,930,777
Cost of shares redeemed	(7,105,384)	(16,413,867)
Net decrease in net assets from share transactions	(3,914,001)	(846,428)
Total decrease in net assets	(3,647,861)	(4,730,843)
Net Assets:
Beginning of period	34,838,580	39,569,423
End of period (including undistributed net investment income of $117,734 and $73,488, respectively)	$31,190,719	$34,838,580
Shares Issued and Redeemed:
Issued	217,227	1,001,513
Issued in reinvestment of dividends and distributions	5,402	141,551
Redeemed	(497,138)	(1,222,624)
Net decrease	(274,509)	(79,560)

See accompanying Notes to Financial Statements

Premier VIT
OpCap Renaissance Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six months ended June 30, 2006		Year Ended December 31,			For the period July 10, 2002* through December 31,
	(unaudited)		2005	2004	2003	2002
Net asset value, beginning of period	$13.85		$15.25	$13.65	$8.79	$10.00
Investment Operations:
Net investment income (loss)	0.05		0.03	(0.02)	0.00 **	0.00	**
Net realized and change in unrealized gain (loss) on investments	0.05		(0.73)	2.29	4.97	(1.21)
Total from investment operations	0.10		(0.70)	2.27	4.97	(1.21)
Dividends and Distributions to Shareholders from:
Net investment income	(0.03)		—	—	0.00 **	—
Net realized gain	—		(0.70)	(0.67)	(0.11)	—
Total dividends and distributions to shareholders	(0.03)		(0.70)	(0.67)	(0.11)	—
Net asset value, end of period	$13.92		$13.85	$15.25	$13.65	$8.79
Total Return (1)	0.73%		(4.53)%	16.68%	56.53%	(12.10)%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$31,191		$34,839	$39,569	$12,521	$900
Ratio of expenses to average net assets (2)(3)	1.03	%(4)	1.13%	1.14%	1.08%	1.06	%(4)
Ratio of net investment income to average net assets (3)	0.73	%(4)	0.20%	(0.14)%	0.04%	0.10	%(4)
Portfolio Turnover	51%		150%	88%	45%	36%

*                 Commencement of operations.

**          Less than $0.005.

(1)         Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)         Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1)(G) in Notes to Financial Statements).

(3)         During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fee and assumed a portion of the Portfolio’s expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income (loss) would have been 1.08% (annualized) and 0.68% (annualized), respectively, for the six months ended June 30, 2006; 1.15% and 0.18%, respectively, for the year ended December 31, 2005; 1.17% and (0.18)%, respectively, for the year ended December 31, 2004; 1.71% and (0.59)%, respectively, for the year ended December 31, 2003; and 4.87% (annualized) and (3.71)% (annualized), respectively, for the period July 10, 2002 (commencement of operations) through December 31, 2002.

(4)         Annualized.

See accompanying Notes to Financial Statements

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Value Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio (the “Portfolio”) and OpCap Small Cap Portfolio. OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The Portfolio’s objective is to seek long-term capital appreciation and income by investing under normal conditions at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. To achieve income, the Portfolio invests a portion of its assets in income-producing stocks.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE was open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Portfolio’s NAV is calculated. The

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(A)  Valuation of Investments (continued)

Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

(B)  Investment Transaction and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments. However, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(E)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

(F)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(G)  Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(H)  Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2006, the Portfolio’s payable in connection with the Plan was $4,114, of which $854 was accrued during the six months ended June 30, 2006.

(2)  Investment Adviser/Sub-Adviser

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an the annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily net assets and 0.70% of average daily net assets thereafter. The Investment Adviser has contractually agreed to waive that portion of the advisory fee and to assume any necessary expenses in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

(3)  Investments in Securities

For the six months ended June 30, 2006, purchases and sales of securities, other than short-term securities, aggregated $16,536,361 and $20,173,881, respectively.

(4)  Income Tax Information

The cost basis of portfolio securities of $30,411,956 is substantially the same for both financial reporting and federal income tax purposes. Aggregated gross unrealized appreciation for securities in which there is an excess of value over tax cost is $2,002,248; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,266,882; net unrealized appreciation for federal income tax purposes is $735,366.

(5)  Regulatory and Litigation Matter

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates”) including Allianz Global Investors Distributors LLC and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the Affiliates serves as investment adviser. Two settlements (with the Commission and New

Premier VIT
OpCap Renaissance Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(5)  Regulatory and Litigation Matter (continued)

Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Allianz Global and/or their Affiliates, they would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Portfolio. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), certain of its Affiliates (the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to be issued against AGIFM or the Affiliates with respect to any of the other matters referenced above, or the Affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Renaissance Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 22, 2006 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $967 million as of December 31, 2005, and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

Premier VIT
OpCap Renaissance Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited) (continued)

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the Renaissance Portfolio had underperformed its Lipper median and average peer group and its benchmark, Russell Mid Cap Value Index, for the one-year and three-year periods ended December 31, 2005. The Trustees also noted that the Portfolios expense ratio (after taking into account waivers) was slightly above the Lipper median and average for its peer group.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

Premier VIT

1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary & Chief Legal Officer
Youse Guia	Chief Compliance Officer

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Premier VIT

OpCap Small Cap Portfolio

Semi-Annual Report
June 30, 2006

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

Letter to Shareholders

Dear Shareholder:

I am pleased to provide you with the semi-annual report for Premier VIT—OpCap Small Cap Portfolio (the “Portfolio”) for the six months ended June 30, 2006.

Please refer to the following page for specific Portfolio information. If you have any questions regarding the information provided, please contact your financial adviser.

Thank you for investing with us, we remain dedicated to serving your investment needs.

Brian S. Shlissel

President & Chief Executive Officer

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

(unaudited)

Important information about the Portfolio

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of its fiscal year on Form N-Q. Form N-Q is available (i) on the Commission’s website at www.sec.gov, and (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

The Portfolio’s Sub-Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Portfolio as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolio. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling (800) 628-1237 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Portfolio’s Expense Example, which appears on the Portfolio Summary page. Please refer to this information when reviewing the Expense Example for a Portfolio.

Shareholder Expense Example

Portfolio Shareholders incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which is from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period due to fluctuation in portfolio size and expenses.

2006 Semi-Annual Report

2006 SEMI-ANNUAL REPORT

Premier VIT—OpCap Small Cap Portfolio

(unaudited)

•      For the six-month period ended June 30, 2006, the Portfolio returned 11.08%, outperforming its benchmark, the Russell 2000 Index, which returned 8.21%.

•      U.S. stocks delivered modest results in the first six months of 2006, as second quarter volatility detracted from first quarter gains. A slowdown in the U.S. housing market weighed on consumer spending, while strong April and May inflation data prompted the Federal Reserve to continue its tightening campaign.

•      Value stocks continued to outperform growth stocks during this time, with the Russell 2000 Value Index gaining 10.44% versus 6.07% for the Russell 2000 Growth Index. Within value, small-caps outperformed both mid-caps and large-caps, creating a favorable backdrop for the Portfolio.

•      Exposure to the industrials sector was a strong contributor to the Portfolio’s outperformance, primarily because of positive stock selection but also due to an overweight position. American Commercial Lines, an inland shipping company, benefited as river transport was recognized as a more fuel efficient means of transport than either rail or truck. Mobile Mini, a portable storage solutions company, also rose during the period.

•      Stock selection within healthcare was also positive. Standout performers included Abaxis, maker of point-of-care blood analysis equipment, and Immucor, a company that specializes in medical analysis reagents and equipment. Both stocks posted double digit gains during the six-month period.

•      Technology holdings were the biggest detractors from Portfolio performance during the six-month period. In particular, Jupitermedia, a graphic images provider, and Andrew Corp, a maker of wireless communications equipment, both fell sharply during the period.

Total Returns for the periods ended 6/30/06 (*Average Annual Total Return)

					Inception*
	Six months	1 year	5 year*	10 year *	(8/1/88)
OpCap Small Cap Portfolio	11.08%	18.63%	7.83%	10.58%	12.24%
Russell 2000 Index	8.21%	14.58%	8.50%	9.05%	11.06%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, please visit http://www.allianzinvestors.com/PremierVIT. Total return calculations do not reflect charges imposed by the Variable Accounts, assumes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

Shareholder Expense Example for the period ended 6/30/06

	Beginning Value	Ending Value	Expenses Paid
Actual Performance	$1,000.00	$1,110.80	$4.81
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,020.23	$4.61

Expenses are equal to the Portfolio’s annualized expense ratio of 0.92%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Top Ten Industries as of 6/30/06
(% of net assets)

Building/Construction	9.5%
Insurance	8.1%
Drugs & Medical Products	7.9%
Oil & Gas	7.1%
Retail	6.6%
Banking	6.5%
Real Estate	4.5%
Consumer Products	4.4%
Telecommunications	4.3%
Computer Software	4.3%

2006 Semi-Annual Report

Premier VIT
OpCap Small Cap Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited)

Shares		Value
	COMMON STOCK — 97.8%
	Aerospace/Defense-1.1%
85,000	AAR Corp. (a)	$1,889,550

	Airlines — 1.9%
185,600	Republic Airways Holdings, Inc. (a)	3,158,912

	Automotive — 2.1%
84,100	Keystone Automotive Industries, Inc. (a)	3,550,702

	Banking — 6.5%
66,100	BankUnited Financial Corp.	2,017,372
55,464	First State Bancorp.	1,318,934
117,199	Global Cash Access, Inc. (a)	1,831,820
66,000	Pacific Capital Bancorp.	2,053,920
51,300	Prosperity Bancshares, Inc.	1,687,257
61,800	Signature Bank (a)	2,001,084
		10,910,387

	Building/Construction — 9.5%
70,200	Astec Industries, Inc. (a)	2,395,224
124,200	Champion Enterprises, Inc. (a)	1,371,168
39,600	EMCOR Group, Inc. (a)	1,927,332
51,900	Foster Wheeler Ltd. (a)	2,242,080
63,100	Goodman Global, Inc. (a)	957,858
64,000	McGrath Rentcorp	1,779,840
75,700	NCI Building Systems, Inc. (a)	4,024,969
49,500	Team, Inc. (a)	1,239,975
		15,938,446

	Business Services — 2.2%
84,000	Macquarie Infrastructure Co. Trust.	2,317,560
70,600	Rollins, Inc.	1,386,584
		3,704,144

	Chemicals — 1.4%
78,200	OM Group, Inc. (a)	2,412,470

	Computer Services — 2.4%
119,996	Jack Henry & Associates, Inc.	2,359,121
134,000	Jupitermedia Corp. (a)	1,742,000
		4,101,121

	Computer Software — 4.3%
65,300	Blackbaud, Inc.	1,482,310
124,400	Informatica Corp. (a)	1,637,104
75,300	Intergraph Corp. (a)	2,371,197
62,800	Open Solutions, Inc. (a)	1,671,108
		7,161,719

	Consumer Products — 4.4%
53,600	Central Garden & Pet Co. (a)	2,307,480
98,200	Jarden Corp. (a)	2,990,190
51,900	Oxford Industries, Inc.	2,045,379
		7,343,049

	Drugs & Medical Products — 7.9%
97,000	Abaxis, Inc. (a)	2,169,890
146,200	Cepheid, Inc. (a)	1,419,602
154,500	Immucor, Inc. (a)	2,971,035
105,500	Nastech Pharmaceutical Co., Inc. (a)	1,666,900
217,300	Perrigo Co.	3,498,530
255,900	Sirna Therapeutics, Inc. (a)	1,458,630
		13,184,587

	Education — 0.8%
36,700	Bright Horizons Family Solutions, Inc. (a)	1,383,223

	Electronics — 2.1%
44,100	Anixter International, Inc. (a)	2,092,986
121,300	Photon Dynamics, Inc. (a)	1,518,676
		3,611,662

	Financial Services — 2.1%
40,443	Affiliated Managers Group, Inc. (a)	3,514,092

	Food Services — 1.8%
372,700	Denny’s Corp. (a)	1,375,263
53,721	Performance Food Group Co. (a)	1,632,044
		3,007,307

	Health & Hospitals — 1.1%
83,800	Matria Healthcare, Inc. (a)	1,794,996

Premier VIT
OpCap Small Cap Portfolio

SCHEDULE OF INVESTMENTS

June 30, 2006
(unaudited) (continued)

Shares		Value
	COMMON STOCK (continued)
	Insurance — 8.1%
49,950	Delphi Financial Group, Inc.	$1,816,182
66,600	Hub International Ltd.	1,745,586
89,848	James River Group, Inc. (a)	2,237,215
136,300	RAM Holdings Ltd. (a)	1,713,291
47,200	RLI Corp.	2,274,096
43,179	Triad Guaranty, Inc. (a)	2,110,590
57,275	United Fire & Casualty Co.	1,725,696
		13,622,656

	Leasing — 3.0%
113,400	H&E Equipment Services, Inc. (a)	3,339,630
57,700	Mobile Mini, Inc. (a)	1,688,302
		5,027,932

	Manufacturing — 2.1%
88,100	Hexcel Corp. (a)	1,384,051
105,200	Reddy Ice Holdings, Inc.	2,140,820
		3,524,871

	Metals & Mining — 3.2%
180,000	International Coal Group, Inc. (a)	1,294,200
45,700	Olympic Steel, Inc.	1,617,323
49,200	Oregon Steel Mills, Inc. (a)	2,492,472
		5,403,995

	Oil & Gas — 7.1%
70,600	Atmos Energy Corp.	1,970,446
4,100	Aventine Renewable Energy Holdings, Inc. (a)	159,490
75,000	Encore Acquisition Co. (a)	2,012,250
37,476	FMC Technologies, Inc. (a)	2,528,131
53,400	Universal Compression Holdings, Inc. (a)	3,362,598
69,500	Vectren Corp.	1,893,875
		11,926,790

	Real Estate (REITs) — 4.5%
52,800	Cousins Properties, Inc.	1,633,104
143,500	DiamondRock Hospitality Co.	2,125,235
154,342	Medical Properties Trust, Inc.	1,703,936
184,913	Spirit Finance Corp.	2,082,121
		7,544,396

	Retail — 6.6%
146,300	A.C. Moore Arts & Crafts, Inc. (a)	2,386,153
118,400	Aeropostale, Inc. (a)	3,420,576
31,800	Children’s Place Retail Stores, Inc. (a)	1,909,590
117,000	Christopher & Banks Corp.	3,393,000
		11,109,319

	Semi-conductors — 3.9%
126,138	Fairchild Semiconductor International Inc. (a)	2,291,927
263,900	Mattson Technology, Inc. (a)	2,578,303
175,400	PMC-Sierra, Inc. (a)	1,648,760
		6,518,990

	Telecommunications — 4.3%
213,400	Andrew Corp. (a)	1,890,724
67,200	Commtech Telecommunications Corp. (a)	1,966,944
229,000	Syniverse Holdings, Inc. (a)	3,366,300
		7,223,968

	Trucking/Shipping — 3.4%
54,000	American Commercial Lines, Inc. (a)	3,253,500
157,900	Horizon Lines, Inc.	2,529,558
		5,783,058
	Total Common Stock (cost-$147,351,727)	164,352,342

Principal Amount (000)
	SHORT-TERM INVESTMENT — 2.5%
	U.S. Government Agency Discount Notes — 2.5%
$4,194	Federal Home Loan Bank, 4.95%, 7/3/06 (cost-$4,192,847)		4,192,847
	Total Investments (cost-$151,544,574)	100.3%	168,545,189
	Liabilities in excess of other assets	(0.3)	(519,835)
	Net Assets	100.0%	$168,025,354

(a)  Non-income producing.

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(unaudited)

Assets:
Investments, at value (cost-$151,544,574)	$168,545,189
Cash	142
Receivable for investments sold	158,260
Dividends receivable	126,336
Receivable from shares of beneficial interest sold	6,343
Prepaid expenses	9,623
Total Assets	168,845,893

Liabilities:
Payable for investments purchased	304,300
Payable for shares of beneficial interest redeemed	208,787
Deferred trustees’ retirement plan expense	120,368
Investment advisory fee payable	109,258
Accrued expenses	77,826
Total Liabilities	820,539
Net Assets	$168,025,354

Composition of Net Assets:
Beneficial interest of shares of $0.01 par value (unlimited number authorized)	$51,083
Paid-in-capital in excess of par	122,340,072
Net investment loss	(170,390)
Accumulated net realized gain	28,803,974
Net unrealized appreciation of investments	17,000,615
Net Assets	$168,025,354
Shares outstanding	5,108,338
Net asset value, offering price and redemption price per share	$32.89

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $699)	$721,048
Interest	92,008
Total investment income	813,056

Expenses:
Investment advisory fees	765,937
Custodian fees	32,104
Trustees’ fees and expenses	22,516
Reports to shareholders	20,945
Audit and tax service fees	13,449
Transfer agent fees	13,340
Legal fees	5,318
Insurance expense	4,442
Miscellaneous	7,194
Total expenses	885,245
Less: custody credits earned on cash balances	(3,471)
Net expenses	881,774
Net investment loss	(68,718)

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	28,895,388
Net change in unrealized appreciation/depreciation of investments	(6,307,271)
Net realized and change in unrealized gain on investments	22,588,117
Net increase in net assets resulting from operations	$22,519,399

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Small Cap Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	Six Months ended June 30, 2006 (unaudited)	Year ended December 31, 2005
Investment Operations:
Net investment loss	$(68,718)	$(726,029)
Net realized gain on investments and redemption-in-kind	28,895,388	14,665,703
Net change in unrealized appreciation/depreciation of investments	(6,307,271)	(18,180,565)
Net increase (decrease) in net assets resulting from investment operations	22,519,399	(4,240,891)
Distributions to Shareholders from Net Realized Gains	(10,879,114)	(34,583,610)
Share Transactions :
Net proceeds from the sale of shares	7,592,566	10,247,839
Reinvestment of distributions	10,879,114	34,583,610
Cost of shares redeemed	(52,231,183)	(91,181,516)
Net decrease in net assets from share transactions	(33,759,503)	(46,350,067)
Total decrease in net assets	(22,119,218)	(85,174,568)
Net Assets:
Beginning of period	190,144,572	275,319,140
End of period (including net investment loss of $170,390 and $101,672, respectively)	$168,025,354	$190,144,572
Shares Issued and Redeemed:
Issued	224,514	333,146
Issued in reinvestment of distributions	329,071	1,169,948
Redeemed	(1,524,754)	(3,039,456)
Net decrease	(971,169)	(1,536,362)

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Small Cap Portfolio
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

	Six Months ended June 30, 2006		Year ended December 31,
	(unaudited)		2005	2004	2003	2002	2001
Net asset value, beginning of period	$31.28		$36.15	$30.68	$21.52	$32.26	$32.26
Investment Operations:
Net investment income (loss)	(0.02)		(0.12)	(0.11)	0.05	0.03	0.02
Net realized and change in unrealized gain (loss) on investments	3.50		(0.13)	5.59	9.12	(6.18)	2.38
Total income (loss) from investment operations	3.48		(0.25)	5.48	9.17	(6.15)	2.40
Dividends and Distributions to Shareholders from:
Net investment income	—		—	(0.01)	(0.01)	(0.02)	(0.24)
Net realized gains	(1.87)		(4.62)	—	—	(4.57)	(2.16)
Total dividends and distributions to shareholders	(1.87)		(4.62)	(0.01)	(0.01)	(4.59)	(2.40)
Net asset value, end of period	$32.89		$31.28	$36.15	$30.68	$21.52	$32.26
Total Return (1)	11.08%		0.06%	17.88%	42.65%	(21.64)%	8.30%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$168,025		$190,145	$275,319	$248,950	$174,593	$254,791
Ratio of expenses to average net assets (2)	0.92	%(3)	0.92%	0.91%	0.93%	0.91%	0.90%
Ratio of net investment income (loss) average net assets	(0.07	)%(3)	(0.32)%	(0.30)%	0.23%	0.12%	0.08%
Portfolio turnover	62%		94%	102%	136%	147%	156%

(1)   Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)   Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank (See (1) (G) in Notes to Financial Statements).

(3)   Annualized.

See accompanying Notes to Financial Statements.

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited)

(1)  Organization and Significant Accounting Policies

Premier VIT (the “Trust”), was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of the: NFJ Dividend Income Portfolio, OpCap Balanced Portfolio, OpCap Equity Portfolio, OpCap Global Equity Portfolio, OpCap Managed Portfolio, OpCap Mid Cap Portfolio, OpCap Renaissance Portfolio and OpCap Small Cap Portfolio (the “Portfolio”). OpCap Advisors LLC (the “Investment Adviser”) serves as the Trust’s investment adviser. The Investment Adviser is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect majority-owned subsidiary of Allianz AG.

The Portfolio’s objective is to seek capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at the time of purchase.

The accompanying financial statements and notes thereto are those of the Portfolio. The financial statements of the other portfolios are presented in separate reports. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been asserted. However, the Trust expects the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A)  Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. Portfolio securities and other financial instruments listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in sixty days or less are valued at amortized cost if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(B)  Investment Transactions and Other Income

Investment transactions are accounted for on the trade date. Realized gains and losses from the sale of investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(1)  Organization and Significant Accounting Policies (continued)

income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(C)  Federal Income Taxes

The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(D)  Dividends and Distributions

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par or as return of capital.

(E)  Allocation of Expenses

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or on another reasonable basis.

(F) Trustees’ Retirement Plan

The trustees have adopted a Retirement Plan (the “Plan”). The Plan provides for payments upon retirement to independent trustees based on the average annual compensation paid to them during their five highest paid years of service. An independent trustee must serve for a minimum of seven years (or such lesser period as may be approved by the Board of Trustees) to become eligible to receive benefits. At June 30, 2006, the Portfolio’s payable in connection with the Plan was $120,368, of which $4,661 was accrued during the six months ended June 30, 2006.

(G) Custody Credits Earned on Cash Balances

The Portfolio has an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

(2)  Investment Adviser/Sub-Adviser

The Portfolio has an Investment Management Agreement (the “Agreement”) with the Investment Adviser. Subject to the supervision of the Trust’s Board of Trustees, the Investment Adviser is responsible for managing, either directly or through others selected by it, the Portfolio’s investment activities, business affairs, and administrative matters. Pursuant to the Agreement, the Investment Adviser receives an annual fee, payable monthly, at an annual rate of 0.80% on the first $400 million of the Portfolio’s average daily net assets, 0.75% on the next $400 million of average daily

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(2)  Investment Adviser/Sub-Adviser (continued)

net assets and 0.70% of average daily net assets thereafter. The Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense in order to limit total operating expenses of the Portfolio to 1.00% of average daily net assets (net of any custody credits earned on cash balances at the custodian bank) on an annual basis. The Investment Adviser has retained its affiliate, Oppenheimer Capital LLC (the “Sub-Adviser”), to manage the Portfolio’s investments. The Investment Adviser and not the Portfolio pays a portion of the fees it receives to the Sub-Adviser in return for its services.

(3)  Investments in Securities

For the six months ended June 30, 2006, purchases and sales of securities, other than short-term securities; aggregated $126,293,400 and $174,153,458, respectively.

(4)  Income Tax Information

The cost basis of portfolio securities of $151,544,574 is substantially the same for both financial reporting and federal income tax purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $23,930,801; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $6,930,186; net unrealized appreciation for federal income tax purposes is $17,000,615.

(5)  Regulatory and Litigation Matters

In June and September 2004, certain affiliates of the Investment Adviser (the “Affiliates including Allianz Global Investors Distributors LLC and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which one of the affiliates serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against, Allianz Global and/or their Affiliates, they would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Portfolio. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), certain of its Affiliates (the “Applicants”) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date

Premier VIT
OpCap Small Cap Portfolio
NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(unaudited) (continued)

(5)  Regulatory and Litigation Matters (continued)

on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will be issued a permanent order. If a court injunction were to issue against or the Affiliates with respect to any of the other matters referenced above, or the Affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The Investment Adviser and the Affiliates believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date hereof.

Premier VIT
OpCap Small Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, approve the Trust’s Investment Advisory Agreement (the “Advisory Agreement”) with the Investment Adviser and the Portfolio Management Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement the “Agreements”) between the Investment Adviser and the Sub-Advisers, as it pertains to the Portfolios of the Trust. The Trustees met on February 22, 2006 (the “contract review meeting”) for the specific purpose of considering whether to approve the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by experienced independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, approved the continuation of the Agreements.

In determining to approve the Advisory Agreement and the Sub-Advisory Agreements, the Trustees met with the relevant investment advisory personnel from the Investment Adviser and considered information relating to personnel providing services under the applicable agreement. The information considered included the education and experience of the personnel providing services, including the education and experience of the investment professionals expected to be on the team of investment professionals managing each Portfolio. The Trustees also took into account the time and attention that had been devoted by senior management to the Portfolios and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Portfolios and concluded that the human resources devoted by the Investment Adviser and Sub-Advisers to the Portfolios were appropriate to fulfill effectively the duties of the Investment Adviser and Sub-Advisers under the applicable agreement. The Trustees also considered the business reputation of the Investment Adviser and Sub-Advisers since their inception, their significant financial resources, the Investment Adviser’s and Sub-Advisers’ experience in managing the Portfolios, including the Investment Adviser’s assets under management of approximately $967 million as of December 31, 2005, and concluded that they would be able to meet any reasonably foreseeable obligations under the applicable agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Investment Adviser and Sub-Advisers in managing the Portfolios, as described in the Prospectus. In this connection, the Trustees considered the Investment Adviser’s and Sub-Advisers’ in-house research capabilities, including its ongoing forecasting of industry, sector and overall market movements, interest rates and the development of its ongoing outlook on the global economy, as well as other resources available to the Investment Adviser’s and Sub-Advisers’ personnel, including research services available to the Investment Adviser and Sub-Advisers as a result of securities transactions effected for the Portfolios and other investment advisory clients. The Trustees concluded that the Investment Adviser’s and Sub-Advisers’ investment process, research capabilities and philosophy were suited to the Portfolios.

The Trustees considered the scope of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios under the Advisory Agreement and Sub-Advisory Agreements, respectively, relative to services provided by third parties to other mutual funds. The Trustees noted that the Investment Adviser’s and Sub-Advisers’ required standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees also considered the tools and procedures used to assure each Portfolio’s compliance with applicable regulations and policies including the retention of a Chief Compliance Officer and the adoption of enhanced compliance policies and procedures. The Trustees apprised themselves and took account of claims made by regulators and others against affiliates of the Investment Adviser and the steps taken to address those claims. The Trustees concluded that the scope of the Investment Adviser’s and Sub-Advisers’ services to the Portfolios, as described above, was consistent with the Portfolios’ operational requirements, including, in addition to its investment objective, compliance with each Portfolio’s investment restrictions, tax and reporting requirements and related shareholder services.

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OpCap Small Cap Portfolio
MATTERS RELATING TO THE TRUSTEES CONSIDERATION OF THE
CONTINUANCE OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

June 30, 2006
(unaudited) (continued)

The Trustees also evaluated the procedures of the Investment Adviser and Sub-Advisers designed to fulfill their fiduciary duty to the Portfolios with respect to possible conflicts of interest, including their codes of ethics (regulating the personal trading of their officers and employees), the procedures by which the Investment Adviser and Sub-Advisers allocate trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Investment Adviser and Sub-Advisers in these matters. The Trustees also received information concerning standards of the Investment Adviser and Sub-Advisers with respect to the execution of portfolio transactions. The information considered by the Trustees included information regarding the Investment Adviser and the Sub-Advisers, their personnel, policies and practices included in each of their respective Form ADVs.

The Trustees considered the information provided by Lipper Analytical Services (“Lipper”) regarding the performance of each Portfolio and similar open-end funds. The Trustees also considered the performance of each Portfolio compared with similar accounts managed by the Sub-Advisers. In the course of their deliberations, the Trustees took into account information provided by the Investment Adviser in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the investment performance of each Portfolio. In assessing the reasonableness of each Portfolio’s fees under the Agreements, the Trustees considered, among other information, the Portfolio’s management fee and the total expense ratio as a percentage of average net assets and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees noted that the Small Cap Portfolio had underperformed its Lipper median and average peer group and its benchmark, Russell 2000 Index, for the one-year, three-year and five-year periods ended December 31, 2005 but had outperformed its benchmark for the ten-year and since inception periods. The Trustees also noted that the Portfolio’s expense ratio was below the Lipper average and median for its peer group.

The Trustees inquired into the Investment Adviser’s and the Sub-Advisers’ plans to maintain and improve the investment performance of each of the Portfolios. The Trustees considered the nature and quality of the services provided by the Investment Adviser and Sub-Advisers to the Portfolios. In that connection, the Trustees considered that for those accounts that are not registered investment companies or that are sub-advised registered investment companies sponsored by other investment advisers, the Investment Adviser and Sub-Advisers do not devote the same level of services to manage and administer those assets and that certain of the other accounts managed by the Investment Adviser and the Sub-Advisers paid a lesser fee than the Portfolios on a gross basis. The Trustees also noted that the Investment Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expenses to limit total operating expenses of the Portfolios to 1.00% (1.25% for Global Equity Portfolio) of the average daily net assets (net of custody credits earned on cash balances at the custodian bank) on an annual basis. The Trustees also took into account so-called “fallout benefits” to the Investment Adviser and Sub-Advisers such as reputational value derived from serving as investment adviser and sub-adviser, respectively, to the Portfolios and the fact that the Investment Adviser and Sub-Advisers may receive certain legally permissible services, including research, from brokers who execute portfolio transactions for the Trust.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements that they were satisfied with the Investment Adviser’s and the Sub-Adviser’s responses and efforts relating to investment performance.

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1345 Avenue of the Americas

New York, NY 10105

Trustees and Principal Officers

Thomas W. Courtney	Trustee, Chairman of the Board of Trustees
V. Lee Barnes	Trustee
Lacy B. Herrmann	Trustee
Theodore T. Mason	Trustee
Brian S. Shlissel	Trustee, President & Chief Executive Officer
Malcolm Bishopp	Executive Vice President
Lawrence G. Altadonna	Treasurer
Thomas J. Fuccillo	Secretary & Chief Legal Officer
Youse Guia	Chief Compliance Officer

Investment Adviser

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, NY 10105

Distributor

Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian

State Street Corp.
P.O. Box 1978
Boston, MA 02105

Transfer Agent

PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, NY 10019-5820

The financial information included herein is taken from the records of the Portfolio without examination by an independent registered public accounting firm, who did not express an opinion hereon.

ITEM 2. CODE OF ETHICS Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Disclosure not required for open-end registered investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-ENDMANAGEMENT INVESTMENT COMPANIES Disclosure not required for open-end registered investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Disclosure not required for open-end registered investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES. Disclosure not required for open-end registered investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11. CONTROLS AND PROCEDURES

(a)  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)  Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)  Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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By	/s/ Brian S. Shlissel

Brian S. Shlissel, President and Chief Executive Officer

Date: August 24, 2006

By	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel

Brian S. Shlissel, President and Chief Executive Officer

Date: August 24, 2006

By	/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 24, 2006